[MENTOR INVESTMENT GROUP LOGO]




                                  MENTOR FUNDS
                              901 East Byrd Street
                           Richmond, Virginia 23219


                                                                 October 9, 1998


DEAR SHAREHOLDER:

     You are cordially invited to attend a Meeting of shareholders of Mentor Strategy Portfolio, a series of Mentor Funds, to be held on Thursday, November 12, 1998, at 10:00 a.m., Richmond time, at the offices of Mentor Funds at 901 East Byrd Street, 4th Floor, Richmond, Virginia. At the Meeting, shareholders will be asked to vote on a proposed merger of the Strategy Portfolio into Mentor Balanced Portfolio, another series of Mentor Funds. Each share of the Strategy Portfolio would be exchanged at net asset value for shares of the Balanced Portfolio.

     Although the Trustees would like very much to have each shareholder attend the Meeting, they realize that this is not possible. Whether or not you plan to be present at the Meeting, your vote is needed. Please complete, sign, and return the enclosed proxy card promptly. A postage-paid envelope is enclosed for this purpose.

     We look forward to seeing you at the Meeting or receiving your proxy card so your shares may be voted at the Meeting.

                                Sincerely yours,






/s/ Daniel J. Ludeman                   /s/  Paul F. Costello
-----------------------                 ----------------------
  Daniel J. Ludeman                     Paul F. Costello
  CHAIRMAN                              PRESIDENT

SHAREHOLDERS ARE URGED TO SIGN AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE SO AS TO BE REPRESENTED AT THE MEETING.

                                 MENTOR FUNDS
                             901 East Byrd Street
                            Richmond, Virginia 23219


                           MENTOR STRATEGY PORTFOLIO




                     -------------------------------------
                       NOTICE OF MEETING OF SHAREHOLDERS
                     -------------------------------------

                               NOVEMBER 12, 1998



TO THE SHAREHOLDERS:

     NOTICE IS HEREBY GIVEN that a Meeting of shareholders of Mentor Strategy Portfolio, a series of Mentor Funds (the "Trust"), will be held at 901 East Byrd Street, 4th Floor, Richmond, Virginia, on November 12, 1998 at 10:00 a.m., Richmond time, for the following purposes:

   1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Mentor Strategy Portfolio to Mentor Balanced Portfolio (the "Balanced Portfolio"), another series of the Trust, in exchange for shares of the Balanced Portfolio and the assumption by the Balanced Portfolio of all of the liabilities of the Strategy Portfolio, and the distribution of such shares to the shareholders of the Strategy Portfolio in complete liquidation of the Strategy Portfolio.

   2. To consider such other business as may properly come before the Meeting.



     Shareholders of record as of the close of business on September 23, 1998 are entitled to notice of, and to vote at, the Meeting.

                                            By order of the Board of Trustees,



                                            Geoffrey B. Sale
                                            SECRETARY


October 9, 1998

                                  MENTOR FUNDS
                              901 East Byrd Street
                           Richmond, Virginia 23219
                                 (800) 382-0016



                         -----------------------------
                           PROSPECTUS/PROXY STATEMENT
                         -----------------------------

                               NOVEMBER 12, 1998




     This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of Mentor Strategy Portfolio (the "Strategy Portfolio"), a series of Mentor Funds (the "Trust"), into Mentor Balanced Portfolio (the "Balanced Portfolio"), another series of the Trust. The Merger is to be effected through the transfer of all of the assets of the Strategy Portfolio to the Balanced Portfolio in exchange for shares of beneficial interest of the Balanced Portfolio (the "Merger Shares") and the assumption by the Balanced Portfolio of all of the liabilities of the Strategy Portfolio, followed by the distribution of the Merger Shares to the shareholders of the Strategy Portfolio in liquidation of the Strategy Portfolio. As a result of the proposed Merger, each shareholder of the Strategy Portfolio will receive in exchange for his or her Strategy Portfolio shares a number of Balanced Portfolio shares equal in value at the date of the exchange to the aggregate value of the shareholder's Strategy Portfolio shares.

     Because shareholders of the Strategy Portfolio are being asked to approve a transaction which will result in their receiving shares of the Balanced Portfolio, this Proxy Statement also serves as a Prospectus for the Merger Shares of the Balanced Portfolio.

     The Balanced Portfolio's investment objective is to seek capital growth and current income. It pursues this objective by investing in a diversified portfolio of equity and fixed-income securities which Mentor Investment Advisors, LLC, the Portfolio's investment adviser, believes will produce both capital growth and current income.

     This Prospectus/Proxy Statement explains concisely what you should know before investing in the Balanced Portfolio. Please read it and keep it for future reference.

     This Prospectus/Proxy Statement is accompanied by a Prospectus dated May 12, 1998 for the Balanced Portfolio's Class A and Class B shares, or Class Y shares, as the case may be, in each case as any such Prospectus may be amended or supplemented from time to time. The information regarding the Balanced Portfolio contained in the Prospectuses is incorporated into this Prospectus/Proxy Statement by reference. This Prospectus/Proxy Statement is also accompanied by the Annual and Semi-Annual Reports to shareholders of the Balanced Portfolio for the periods ended September 30, 1997 and March 31, 1998, respectively; the financial statements contained in those Reports are incorporated into this Prospectus/Proxy Statement by reference.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy Statement by reference: (i) the current Statement of Additional Information of the Trust, dated January 17, 1998, as amended or supplemented from time to time (the "SAI"); and (ii) a Statement of Additional Information dated October 7, 1998 relating to the transaction described in this Prospectus/Proxy Statement (the "Merger SAI").

     Information about the Strategy Portfolio is incorporated by reference to the Prospectuses of the Trust dated January 17, 1998, as revised March 5, 1998, and is available upon request from the Trust without charge. Proxy materials, reports, proxy and information statements, and other information filed by the Trust with respect to the Portfolios can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.


     For a free copy of any or all of the Prospectuses referred to above, the SAI, or the Merger SAI or of the Annual Report of the Trust for the period ended September 30, 1997 or the Semi-Annual Report of the Trust for the period ended March 31, 1998 (each of which Reports contains financial information relating to the Strategy Portfolio), please call 1-800-382-0016 or write to the Trust at 901 East Byrd Street, Richmond, Virginia, 23219.



THE SECURITIES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT HAVE NOT BEEN
  APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            OVERVIEW OF THE MERGER

PROPOSED TRANSACTION

     The Trustees of the Trust have unanimously approved an Agreement and Plan of Reorganization between the Strategy Portfolio and the Balanced Portfolio (the "Agreement"), which is attached to this Prospectus/Proxy Statement as Appendix A. Pursuant to the terms of the Agreement, the Strategy Portfolio will receive a number of Class A, Class B, and Class Y shares of the Balanced Portfolio (the "Merger Shares") equal in value to the value of the net assets of the Strategy Portfolio being transferred to the Balanced Portfolio and attributable to the Class A, Class B, and Class Y shares, respectively, of the Strategy Portfolio. Following the transfer, (i) the Strategy Portfolio will distribute to each of its Class A, Class B, and Class Y shareholders, on a tax-free basis, a number of full and fractional Class A, Class B, and Class Y Merger Shares of the Balanced Portfolio equal in value to the aggregate value of that shareholder's Class A, Class B, and/or Class Y Strategy Portfolio shares, as the case may be, and (ii) the Strategy Portfolio will be liquidated.


     The Class A, Class B, and Class Y shares of the Balanced Portfolio have substantially identical characteristics to the shares of the corresponding classes of the Strategy Portfolio. Class A shares are sold at net asset value plus an initial sales charge imposed by the Portfolio, which varies depending on the size of the purchase. In connection with purchases of Class A shares with a value of $1 million or more, no sales charge is imposed; however, a contingent deferred sales charge (a "CDSC") of 1% is imposed on the proceeds of any redemption of those shares during the one-year period following the date of purchase. Class A shares are subject to a shareholder servicing fee paid at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class A shares.

     Class B shares are sold at net asset value, without an initial sales charge imposed by the Portfolio, but are subject to a CDSC if they are redeemed within five years after purchase. (The CDSC is imposed at the rate of 4% during the first year, declining to 1% during the fifth year.) Class B shares are subject to a distribution fee paid at an annual rate of 0.75% of the average daily net assets of the Portfolio attributable to its Class B shares. The Class B shares of each Portfolio are also subject to a shareholder servicing fee paid at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class B shares. No CDSC will apply in connection with the Merger. However, the Class B Merger Shares will be subject to a CDSC to the same extent as were the Class B Strategy Portfolio shares in respect of which they are issued. For the purposes of computing the CDSC, if any, payable on redemption of Class B Merger Shares, the Merger Shares will be treated as having been purchased as of the same date as the Class B Strategy Portfolio shares in respect of which the Merger Shares are issued.

     Class Y shares are sold at net asset value, without an initial sales charge imposed by the Portfolio, and are not subject to a CDSC. Class Y shares are not subject to any shareholder servicing or distribution plan payments.

     The Trustees unanimously recommend that shareholders of the Strategy Portfolio approve the Merger because it offers shareholders the opportunity to pursue a substantially similar investment program in a mutual fund with greater potential for growth in assets through increased sales of shares, and concomitant potential for reduced operating expenses over time. See "Operating Expenses" below and "Approval or Disapproval of Agreement and Plan of Reorganization -- Background and Reasons for the Proposed Merger."

OPERATING EXPENSES

     The following tables summarize a shareholder's maximum transaction costs from investing in shares of each Portfolio and each Portfolio's operating expenses based on the expenses incurred by each Portfolio in the fiscal year ended September 30, 1997. The Annual Portfolio Operating Expenses shown for the Balanced Portfolio have been restated to give effect on a pro forma combined basis to the proposed Merger, as if the Merger had occurred as of October 1, 1997. The Examples which follow show the estimated cumulative expenses attributable to a hypothetical $1,000 investment in the Strategy Portfolio and the Balanced Portfolio, over specified periods.



                                                                                                          BALANCED
                                                STRATEGY                     BALANCED                    PORTFOLIO*
SHAREHOLDER TRANSACTION EXPENSES                PORTFOLIO                    PORTFOLIO                  (PRO FORMA)
------------------------------------   --------------------------   --------------------------   -------------------------
CLASS A SHARES
Maximum Sales Load Imposed
 on Purchases                                     5.75%                        5.75%                       5.75%
Maximum Sales Load Imposed
 on Reinvested Dividends                          None                         None                        None
Deferred Sales Load                               None(1)                      None(1)                     None(1)
Redemption Fee                                    None                         None                        None
Exchange Fee                                      None                         None                        None
CLASS B SHARES
Maximum Sales Load Imposed
 on Purchases                                     None                         None                        None
Maximum Sales Load Imposed
 on Reinvested Dividends                          None                         None                        None
Redemption Fee                                    None                         None                        None
Exchange Fee                                      None                         None                        None
Contingent Deferred Sales Charge       4.0% in the first year,      4.0% in the first year,      4.0% in the first year,
 (as a percentage of the lower          declining to 1% in the       declining to 1% in the       declining to 1% in the
 of the original purchase price or          fifth year, and              fifth year, and              fifth year, and
 redemption proceeds)(2)               eliminated thereafter(3)     eliminated thereafter(3)     eliminated thereafter(3)
CLASS Y SHARES
Maximum Sales Load Imposed
 on Purchases                                     None                         None                        None
Maximum Sales Load Imposed
 on Reinvested Dividends                          None                         None                        None
Deferred Sales Load                               None                         None                        None
Redemption Fee                                    None                         None                        None
Exchange Fee

----------
(1) A contingent deferred sales charge ("CDSC") of 1.00% is assessed on Class A shares that were purchased without an initial sales charge as part of an investment of over $1,000,000 that are redeemed within one year of purchase.
(2) The amount redeemed is computed as the lesser of the current net asset value of the shares redeemed, and the original purchase price of the shares.
(3) Shares purchased as part of asset-allocation plans pursuant to the BL Purchase Program are subject to a CDSC of 1.00%, if the shares are redeemed within one year of purchase.
 * Expected expenses after giving effect to the Merger. It is expected that certain outstanding Class B shares of the Balanced Portfolio will be converted to Class Y shares of that Portfolio prior to the Merger. Pro forma expenses are presented giving effect to the conversion.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)


                                                                         BALANCED
                                             STRATEGY      BALANCED     PORTFOLIO*
SHAREHOLDER TRANSACTION EXPENSES            PORTFOLIO     PORTFOLIO     (PRO FORMA)
----------------------------------------   -----------   -----------   ------------
CLASS A SHARES
Management Fees ........................       0.85%         0.75%          0.75%
Rule 12b-1 Expenses ....................      None          None           None
Shareholder Service Fee ................       0.25%         0.25%          0.25%
Other Expenses .........................       0.35%         0.35%          0.35%
                                           --------      --------      ---------
 Total Fund Operating Expenses .........       1.45%         1.35%          1.35%
CLASS B SHARES
Management Fees ........................       0.85%         0.75%          0.75%
Rule 12b-1 Expenses ....................       0.75%         0.75%          0.75%
Shareholder Service Fee ................       0.25%         0.25%          0.25%
Other Expenses .........................       0.35%         0.35%          0.35%
                                           --------      --------      ---------
 Total Fund Operating Expenses .........       2.20%         2.10%          2.10%
CLASS Y SHARES
Management Fees ........................       0.85%         0.75%          0.75%
Rule 12b-1 Expenses ....................      None          None           None
Shareholder Service Fee ................      None          None           None
Other Expenses .........................       0.35%         0.35%          0.35%
                                           --------      --------      ---------
 Total Fund Operating Expenses .........       1.20%         1.10%          1.10%

----------
* Expected expenses after giving effect to the Merger, as if the Merger had occurred as of October 1, 1997. It is expected that certain outstanding Class B shares of the Balanced Portfolio will be converted to Class Y shares of that Portfolio prior to the Merger. Pro forma expenses are presented giving effect to the conversion.

EXAMPLE

     An investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                     --------   ---------   ---------   ---------
CLASS A
Strategy Portfolio ...............................      $71        $101        $132        $221
Balanced Portfolio ...............................      $70        $ 98        $127        $211
Balanced Portfolio* ..............................      $70        $ 98        $127        $211
CLASS B (assuming redemption at end of period) (1)
Strategy Portfolio ...............................      $62        $ 99        $128        $253
Balanced Portfolio ...............................      $61        $ 96        $123        $243
Balanced Portfolio* ..............................      $61        $ 96        $123        $243
CLASS Y
Strategy Portfolio ...............................      $12        $ 38        $ 66        $145
Balanced Portfolio ...............................      $11        $ 35        $ 61        $134
Balanced Portfolio* ..............................      $11        $ 35        $ 61        $134

----------
(1) Assumes deduction of applicable CDSC.

     * Reflects expected expenses after giving effect to Merger.

     This information is provided to help investors understand the operating expenses of the Portfolios. The Examples should not be considered representations of future performance. Actual expenses may be more or less than those shown. Because of Rule 12b-1 fees paid by the Portfolios, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

FEDERAL INCOME TAX CONSEQUENCES

     For federal income tax purposes, no gain or loss will be recognized by the Strategy Portfolio or its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by the Strategy Portfolio shareholders will be the same as the tax basis of each shareholder's Strategy Portfolio shares. See "Information about the Merger -- Federal income tax consequences."


COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS

     Mentor Investment Advisors, LLC ("Mentor Advisors") currently serves as investment adviser to both Portfolios. The investment objectives, policies, and restrictions of the Portfolios and certain differences between them are summarized below. For a more detailed description of the investment techniques used by the Balanced Portfolio, please see the accompanying Prospectus, as well as the SAI and the Merger SAI.

     The investment objective of the Balanced Portfolio is to seek capital growth and current income. The Balanced Portfolio invests in a diversified portfolio of equity and fixed-income securities which Mentor Advisors believes will produce both capital growth and current income. The Portfolio may invest in almost any type of security. The Portfolio's securities will include some securities selected primarily to provide for growth in value, others selected for current income, and others for stability of principal. Mentor Advisors adjusts the proportions of the Portfolio's assets invested in the different types of securities in response to changing market conditions. For example, under certain market conditions, Mentor Advisors may judge that most of the Portfolio's assets should be invested in equity securities, and that only a relatively small portion of the Portfolio's assets should be invested in fixed-income securities. At other times, Mentor Advisors may invest most of the Portfolio's assets in fixed-income securities, with a corresponding reduction in the portion of the Portfolio's assets invested in equity securities. Under normal circumstances, the Portfolio invests at least 25% of its assets in fixed-income securities and 25% of its assets in equity securities.

     The Strategy Portfolio's investment objective is to seek high total return on its investments. In seeking to achieve this objective, Mentor Advisors actively allocates the Portfolio's assets among the major asset categories of equity securities, fixed-income securities, and money market instruments. Total return consists of current income (including dividends, interest, and, in the case of discounted instruments, discount accruals) and capital appreciation (including realized and unrealized capital gains and losses).

     The Strategy Portfolio normally invests some portion of its assets in each asset category, but may invest without limit in any asset category. Unlike the Balanced Portfolio, however, the Strategy Portfolio is not required to invest any portion of its assets in fixed-income securities or in equity securities.

     For example, Mentor Advisors may at times believe that the equity market holds a higher potential for total return than the debt market and that a relatively large portion of the Portfolio's assets should be allocated to the equity market sector. The reverse would be true at times when Mentor Advisors believes that the potential for total return in the bond market is greater than that in the equity market. Mentor Advisors might also allocate the Portfolio's investments to short-term bonds and money market instruments in order to earn current return and to reduce the potential adverse effect of declines in the bond and equity markets. After determining the portions of the Portfolio's assets to be invested in the various market sectors, Mentor Advisors attempts to select the securities of companies within those sectors offering potential for above-average total return.

     Each of the Portfolios invests in debt securities (and, in the case of the Balanced Portfolio, preferred stocks) of "investment grade" -- rated at the time of investment at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's (or the equivalent by another nationally recognized rating organization) or, if unrated, determined by Mentor Advisors to be of comparable quality. The Balanced Portfolio seeks under normal market conditions to maintain a portfolio of such securities with a dollar-weighted average rating of A or better; the Strategy Portfolio is not required to maintain any minimum average rating of such securities. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. A substantial portion of each Portfolio's fixed-income investments may be in mortgage-backed securities and other asset backed securities. See "Risk Factors -- Mortgage-backed securities; other asset-backed securities," below. The Balanced Portfolio may also engage in interest rate transactions described under "Risk Factors -- Interest rate transactions," below, in order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio. The Strategy Portfolio does not engage in such transactions.

     The Balanced Portfolio may use "leverage" -- that is, it may borrow money to purchase additional portfolio securities, which involves special risks. The Strategy Portfolio does not use leverage. See "Risk Factors -- Leverage," "--Reverse repurchase agreements; forward commitments," and " -- Dollar roll transactions," below.

     Each Portfolio may invest without limit in foreign securities.


COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE, AND REDEMPTION PROCEDURES

     The Portfolios have substantially the same procedures for purchasing shares. The Portfolios offer three classes of shares, Classes A, B, and Y. See "Overview of the Merger," above, for a description of those three classes of shares. Shares of each Portfolio can be exchanged at net asset value for shares of the same class of certain other mutual funds in the Mentor Family of Funds, subject to certain investment minimums (which are the same for both Portfolios).

     Redemption procedures for the Portfolios are also substantially identical. Shares of a Portfolio may be redeemed on any day the New York Stock Exchange is open at their net asset value next determined after receipt of the redemption request, less any applicable CDSC. Shares can be redeemed through your investment dealer, by calling Mentor Funds, or by submitting a written redemption request directly to Mentor Funds, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts, 02171.

     Class A and Class B shares of the Balanced Portfolio are offered generally to the public. Until recently, the only shareholders of the Balanced Portfolio were persons or entities affiliated with Mentor Advisors.

                                 RISK FACTORS

     Certain risks associated with an investment in the Balanced Portfolio are summarized below. The Balanced Portfolio shares a number of investment policies with the Strategy Portfolio as described more fully above under "Overview of Merger -- Comparison of Investment Objectives, Policies, and Restrictions." Many of the risks of an investment in the Balanced Portfolio are substantially similar to the risks of an investment in the Strategy Portfolio. A more detailed description of certain of the risks associated with an investment in the Balanced Portfolio may be found in the Balanced Portfolio's Prospectus under the caption "Other Investment Practices and Risk Factors" and in the SAI.


     The values of all securities and other instruments held by the Balanced Portfolio vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Balanced Portfolio will vary so that an investor's shares, when redeemed, may be worth more or less than the amount invested.

     The Strategy Portfolio may also engage in each of the investment practices described below, other than those described under "Leverage," "Reverse repurchase agreements; forward commitments," "Dollar roll transctions," and "Interest rate transactions." Accordingly, the risks described below in respect of those investment practices would apply to an investment in the Strategy Portfolio.

     MORTGAGE-BACKED SECURITIES; OTHER ASSET-BACKED SECURITIES. The Portfolio may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations and certain stripped mortgage-backed securities and "residual" interests therein. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, the Portfolio's mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's average duration and net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may under some circumstances fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time.

     Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio might not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     The Portfolio may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

     The Portfolio may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests, as well as new types of mortgage-related securities that may be developed and marketed from time to time. "Residual" interests represent the right to any excess cash flow remaining after all other payments are made among the various tranches of interests issued by structured mortgage-backed vehicles. The values of such interests are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgages. In the event of a significant change in interest rates or other market conditions, the value of an investment by the Portfolio in such interests could be substantially reduced and the Portfolio may be unable to dispose of the interests at prices approximating the values the Portfolio had previously assigned to them or to recoup its initial investment in the interests.

     Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolio may invest in a wide variety of such securities, including mortgage- and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

     Mentor Advisors may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, Mentor Advisors may be required to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other asset-backed securities in which the Portfolio may invest may be highly illiquid, and the Portfolio may not be able to sell such a security at a particular time or at the value it has placed on it.

     In calculating the value and duration of mortgage-backed or other asset-backed securities, Mentor Advisors will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest-rate or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that Mentor Advisors will be able to predict the amount of principal or interest to be paid on any security under different interest- rate or market conditions or that its predictions will be accurate, nor can there be any assurance that the Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.

     ZERO-COUPON BONDS. The Portfolio may at times invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

     PREMIUM SECURITIES. The Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Portfolio amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price.

     LEVERAGE. The Portfolio may borrow money to invest in additional portfolio securities to seek current income. This technique, known as "leverage," increases the Portfolio's market exposure and risk. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, the Portfolio's net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio currently intends to use leverage in order to adjust the dollar-weighted average duration of its portfolio, and the Portfolio will not always borrow money for investment. The extent to which the Portfolio will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Mentor Advisors' ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by the Portfolio through "reverse" repurchase agreements, "dollar-roll" transactions, and forward commitments, described below) that can exist at any one time will not exceed 33 1/3% of the value of the Portfolio's total assets (less all liabilities of the Portfolio other than the leverage).

     REVERSE REPURCHASE AGREEMENTS; FORWARD COMMITMENTS. The Portfolio may enter into "reverse" repurchase agreements with respect to up to one-third of its assets. "Reverse" repurchase agreements generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio may also enter into forward commitments, in which the Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

     DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (I.E., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions may increase overall investment exposure and may result in losses.


     OPTIONS AND FUTURES. The Portfolio may buy and sell call and put options on securities it owns to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return. In addition, the Portfolio may buy and sell options and futures contracts (including index futures contracts, described below) to implement changes in its asset allocations among various market sectors, pending the sale of its existing investments and reinvestment in new securities.

     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Although the Portfolio will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in futures and options transactions.

     RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Futures and options transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities in the Portfolio's portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on Mentor Advisors' ability to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures or options positions. Although the Portfolio will enter into options or futures transactions only if Mentor Advisors believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     The Portfolio generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Portfolio may purchase and sell options in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Mentor Advisors, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     REPURCHASE AGREEMENTS; SECURITIES LOANS. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     FOREIGN SECURITIES. The Portfolio may invest in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Portfolio may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

     The Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     INTEREST RATE TRANSACTIONS. In order to attempt to protect the value of the Portfolio's portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of the Portfolio's portfolio, the Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest rate streams (E.G., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Mentor Advisors is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than what it would have been if this investment technique were not used.

     PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of a Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. A change in the securities held by a Portfolio is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The portfolio turnover rates for the Portfolios during the fiscal year ended September 30, 1997 were 80% for the Balanced Portfolio and 192% for the Strategy Portfolio.

                            MEETING OF SHAREHOLDERS

     This Prospectus/Proxy Statement is furnished in connection with a meeting of Strategy Portfolio shareholders to be held on November 12, 1998 (the "Meeting"), and the solicitation of proxies by and on behalf of the Board of Trustees of the Trust for use at the Meeting. The Meeting is being held to consider the proposed Merger of the Strategy Portfolio and the Balanced Portfolio by the transfer of all of the Strategy Portfolio's assets and liabilities to the Balanced Portfolio. This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about October 9, 1998.

     The Trustees of the Trust know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


        APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY OF PROPOSAL

     The shareholders of the Strategy Portfolio are being asked to approve the Merger between the Strategy Portfolio and the Balanced Portfolio. The Merger is proposed to take place pursuant to the Agreement and Plan of Reorganization between the Strategy Portfolio and the Balanced Portfolio (the "Agreement"), which is attached to this Prospectus/Proxy Statement as Appendix A.

     The Agreement provides, among other things, for the transfer of all of the assets of the Strategy Portfolio to the Balanced Portfolio in exchange for (i) the assumption by the Balanced Portfolio of all of the liabilities of the Strategy Portfolio and (ii) the issuance to the Strategy Portfolio of the Class A, Class B, and Class Y Merger Shares, the number of which will be calculated based upon the value of the net assets attributable to the Class A, Class B, and Class Y shares, respectively, of the Strategy Portfolio acquired by the Balanced Portfolio and the net asset value per Class A, Class B, and Class Y share of the Balanced Portfolio, all as more fully described below under "Information About the Merger."

     After receipt of the Merger Shares, the Strategy Portfolio will cause the Class A, B, and Y Merger Shares to be distributed to its Class A, B, and Y shareholders, respectively, in complete liquidation of the Strategy Portfolio. Each shareholder of the Strategy Portfolio will receive a number of full and fractional Class A, B, or Y Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Class A, B, or Y Strategy Portfolio shares, as the case may be.

     TRUSTEES' RECOMMENDATIONS. The Trustees of the Trust have voted unanimously to approve the proposed Merger between the Strategy Portfolio and the Balanced Portfolio and to recommend that shareholders of the Strategy Portfolio also approve the Merger for such Portfolio.

     REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger will require the affirmative vote of a majority of the shares of the Strategy Portfolio cast on the matter if a quorum is present. Shares of the Strategy Portfolio shall vote together as a single class.

     A shareholder of the Strategy Portfolio objecting to the proposed Merger is not entitled under either Massachusetts law or the Trust's Declaration of Trust (the "Declaration of Trust") to demand payment for or an appraisal of his or her Strategy Portfolio shares if the Merger is consummated over his or her objection. Shareholders may, however, redeem their shares at any time prior to the Merger, and if the Merger is consummated, shareholders will still be free at any time to redeem their Merger Shares, in each case for cash at net asset value at the time of such redemption, less any applicable CDSC, or to exchange their Merger Shares for shares of the same class of certain other Portfolios offered by the Trust.


BACKGROUND AND REASONS FOR THE PROPOSED MERGER

     The Trustees of the Trust, including the Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), have determined that the Merger would be in the best interests of each Portfolio, and that the interests of each Portfolio's shareholders would not be diluted as a result of effecting the Merger. In evaluating the proposed Merger, the Trustees considered the investment objectives and policies, the asset sizes, the fee structures, and the operating histories of both Portfolios. The Trustees also consulted with Mentor Advisors concerning the anticipated impact that the Merger would have on the Portfolios and their shareholders with respect to a variety of factors, including tax considerations. In addition, the Trustees considered that the Strategy Portfolio had experienced significant redemptions during the past year, and that, in light of its investment policies and its investment performance to date, the Portfolio was unlikely under current market conditions to experience any substantial increase in its size.

     The principal reasons why the Trustees are recommending the Merger are as follows:

     (i) APPROPRIATE INVESTMENT OBJECTIVES, DIVERSIFICATION, ETC. The investment objective and policies of the Balanced Portfolio are substantially similar to those of the Strategy Portfolio, and the Trustees believe that an investment in shares of the Balanced Portfolio will provide shareholders with an investment opportunity comparable to that currently afforded by the Strategy Portfolio.

     (ii) POTENTIAL FOR LOWER OPERATING EXPENSES. The Trustees considered that the Strategy Portfolio had experienced significant redemptions during the past year, and that, in light of its investment policies and its investment performance to date, the Portfolio was unlikely under current market conditions to experience any substantial increase in its size. The Trustees also considered the judgment of Mentor Advisors that, in light of its investment policies and performance to date, the Balanced Portfolio could potentially experience substantial increases in its assets due to increased sales of shares, leading potentially to lower operating expenses due to economies of scale as the Portfolio grows. Based on these factors, and the fact that the management fee paid by the Balanced Portfolio is lower than that paid by the Strategy Portfolio, the Trustees believed that the Merger offered shareholders of the Strategy Portfolio a mutual fund investment with the potential for lower operating expenses in the future.

     (iii) CONTINUED INVESTMENT IN A MUTUAL FUND WITHOUT RECOGNITION OF GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. The proposed reorganization will permit Strategy Portfolio shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. If the Strategy Portfolio were, for example, to liquidate and shareholders were to receive the net asset value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes.

INFORMATION ABOUT THE MERGER

     AGREEMENT AND PLAN OF REORGANIZATION. The proposed Agreement provides that the Balanced Portfolio will acquire all of the assets of the Strategy Portfolio in exchange for (i) the assumption by the Balanced Portfolio of all of the liabilities of the Strategy Portfolio and (ii) the issuance of the Class A, B, and Y Merger Shares, all as of the Exchange Date (defined in the Agreement to be November 13, 1998 or such other date as may be agreed upon by the Portfolios). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     Under the Agreement, the Strategy Portfolio will sell all of its assets to the Balanced Portfolio. In exchange, the Balanced Portfolio will assume all of the liabilities of the Strategy Portfolio and deliver to the Strategy Portfolio
(i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Strategy Portfolio attributable to its Class A shares, less the value of the liabilities of the Strategy Portfolio assumed by the Balanced Portfolio attributable to the Class A shares of the Strategy Portfolio, (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Strategy Portfolio attributable to its Class B shares, less the value of the liabilities of the Strategy Portfolio assumed by the Balanced Portfolio attributable to the Class B shares of the Strategy Portfolio, and
(iii) a number of full and fractional Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of the Strategy Portfolio attributable to its Class Y shares, less the value of the liabilities of the Strategy Portfolio assumed by the Balanced Portfolio attributable to the Class Y shares of the Strategy Portfolio.

     Immediately following the Exchange Date, the Strategy Portfolio will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Strategy Portfolio, with (i) Class A Merger Shares being distributed to holders of Class A shares of the Strategy Portfolio, (ii) Class B Merger Shares being distributed to holders of Class B shares of the Strategy Portfolio, and (iii) Class Y Merger Shares being distributed to holders of Class Y shares of the Strategy Portfolio. As a result of the proposed transaction, each holder of Class A, Class B, and Class Y shares of the Strategy Portfolio will receive a number of Class A, Class B, and Class Y Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A, Class B, and Class Y shares, respectively, of the Strategy Portfolio held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Balanced Portfolio in the names of the Strategy Portfolio shareholders, each account representing the number of full and fractional Class A, Class B, or Class Y Merger Shares due such shareholder. Certificates for Merger Shares will not be issued.

     The consummation of the Merger is subject to the conditions set forth in the Agreement, any of which may be waived. The Agreement may be terminated and the Merger abandoned at any time before or after approval by the shareholders of the Strategy Portfolio, prior to the Exchange Date, by mutual consent of the Portfolios.

     All legal and accounting fees and expenses, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), brokerage, and similar expenses and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by the Strategy Portfolio and the Balanced Portfolio in the same proportions as their respective net asset values bear to each other.

     Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

     DESCRIPTION OF MERGER SHARES. Full and fractional Merger Shares will be issued to the Strategy Portfolio's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Class A, Class B, and Class Y shares of the Balanced Portfolio, which have characteristics substantially identical to those of the corresponding class of the Strategy Portfolio with respect to sales charges, CDSCs, and distribution fees. See "Overview of the Merger" above for a description of those three classes of shares.

     No CDSC will apply in connection with the Merger. However, Merger Shares will be subject to a CDSC to the same extent as were the Strategy Portfolio shares in respect to which they are issued. For the purposes of computing the CDSC, if any, payable on redemption of Merger Shares, the Merger Shares will be treated as having been purchased as of the same date as the Strategy Portfolio shares in respect of which the Merger Shares are issued.

     INVESTMENT ADVISORY AND ADMINISTRATIVE ARRANGEMENTS. Mentor Investment Advisors, LLC serves as investment advisor to both Portfolios. The Balanced Portfolio pays a management fee to Mentor Advisors at an annual rate of 0.75% of the Portfolio's average daily net assets; the Strategy Portfolio pays a management fee to Mentor Advisors at an annual rate of 0.85% of the Portfolio's average daily net assets. Pursuant to an Administrative Services Agreement with the Trust, Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides the Portfolios with certain administrative personnel and services necessary to operate the Portfolios, such as bookkeeping and accounting services. Each Portfolio pays a fee to Mentor Investment Group for these services at an annual rate of 0.10% of the Portfolio's average daily net assets. During the 1997 fiscal year, the Strategy Portfolio and the Balanced Portfolio paid management fees to Mentor Advisors of $2,807,549 and $8,854, respectively, and the Strategy Portfolio paid Mentor Investment Group $330,300, for services under the Administrative Services Agreement; the Balanced Portfolio made no payments during the year under the Administrative Services Agreement.

     SHAREHOLDER SERVICING PLAN. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to the Portfolios. Under the Service Plan, financial institutions will enter into shareholder service agreements with respect to the Portfolios to provide administrative support services to their customers who are Portfolio shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of a Portfolio. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as may reasonably be requested.

     In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors and/or Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of the Portfolios' shares. These payments will be made directly by Mentor Advisors and/or

Mentor Investment Group, or their affiliates, and will not be made from the assets of the Portfolios. During the 1997 fiscal year, the Strategy Portfolio made payments of $825,750, under the Shareholder Service Plan; the Balanced Portfolio made no payments under the Plan.

     DECLARATION OF TRUST. Each of the Merger Shares will be fully paid and nonassessable by the Balanced Portfolio when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and/or the Balanced Portfolio and requires that notice of such disclaimer be given in each agreement, undertaking, or obligation entered into or executed by the Trust, the Balanced Portfolio or the Trust's Trustees. The Declaration of Trust provides for indemnification out of the Balanced Portfolio property for all loss and expense of any shareholder held personally liable for the obligations of the Balanced Portfolio. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Balanced Portfolio would be unable to meet its obligations. The likelihood of such a circumstance is considered remote. The shareholders of the Strategy Portfolio are currently subject to the same risk of shareholder liability under Massachusetts law and the Declaration of Trust.

     The Declaration of Trust provides that a number of shares in excess of 50% of the shares entitled to vote at a meeting will constitute a quorum for that meeting.

     FEDERAL INCOME TAX CONSEQUENCES. As a condition to the Strategy Portfolio's obligation to consummate the Merger, the Strategy Portfolio will receive an opinion from Ropes & Gray, counsel to the Trust, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Strategy Portfolio as a result of the reorganization; (ii) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Strategy Portfolio on the distribution of Merger Shares to them in exchange for their shares of the Strategy Portfolio; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Strategy Portfolio's shareholders receive in place of their Strategy Portfolio shares will be the same as the basis of the Strategy Portfolio shares; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Strategy Portfolio shares exchanged for the Merger Shares, provided that the shareholder held the Strategy Portfolio shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Balanced Portfolio as a result of the reorganization; (vi) under Section 362(b) of the Code, the Balanced Portfolio's tax basis in the assets that the Balanced Portfolio receives from the Strategy Portfolio will be the same as the Strategy Portfolio's basis in such assets; and (vii) under Section 1223(2) of the Code, the Balanced Portfolio's holding period in such assets will include the Strategy Portfolio's holding period in such assets. The opinion will be based on certain factual certifications made by officers of the Trust and the Balanced Portfolio and will also be based on customary assumptions.

     Prior to the Exchange Date, the Strategy Portfolio will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

     Following the Merger, the Balanced Portfolio may sell any of the investments acquired by it from the Strategy Portfolio in the Merger. Any such sale may give rise to capital gains which would, depending on the Balanced Portfolio's tax position, be required to be distributed to shareholders of the Balanced Portfolio, including holders of Merger Shares.

     CAPITALIZATION. The following table shows the capitalizations of the Balanced Portfolio and the Strategy Portfolio as of March 31, 1998 and of the Balanced Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisition by the Balanced Portfolio of the assets and liabilities of the Strategy Portfolio at net asset value. The pro forma capitalization information is presented assuming such conversion immediately prior to the date of the information presented:



                                                                           MARCH 31, 1998
                                                      ---------------------------------------------------------
                                                                                                  NET ASSET
                                                        NET ASSETS      SHARES OUTSTANDING     VALUE PER SHARE*
                                                      --------------   --------------------   -----------------
CLASS A
Balanced Portfolio ................................   $          0                   0            $  0.00
Strategy Portfolio ................................   $ 34,626,465           2,157,686            $ 16.05
Balanced Portfolio: Pro Forma Combined ............   $ 34,606,328           1,982,035            $ 17.46
CLASS B
Balanced Portfolio ................................   $  4,254,305             243,683            $ 17.46
Strategy Portfolio ................................   $250,496,326          16,006,748            $ 15.65
Balanced Portfolio: Pro Forma Combined ** .........   $250,350,650          14,338,525            $ 17.46
CLASS Y
Balanced Portfolio ................................   $          0                   0            $  0.00
Strategy Portfolio ................................   $      1,070                  67            $ 16.05
Balanced Portfolio: Pro Forma Combined ** .........   $  4,252,900             243,580            $ 17.46

----------
* Net asset values do not reflect deduction of any applicable CDSC.

** Reflects conversion of certain Class B shares of the Balanced Portfolio to Class Y shares of that Portfolio prior to the Merger.

                              VOTING INFORMATION

     RECORD DATE, QUORUM, AND METHOD OF TABULATION. Shareholders of record of the Strategy Portfolio at the close of business on September 23, 1998 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of more than 50% of shares of the Strategy Portfolio outstanding at the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Only shareholders of the Strategy Portfolio will vote on the approval or disapproval of the Merger.

     Votes cast by proxy or in person at the Meeting will be counted by persons appointed to act as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions or "broker non-votes" (I.E., shares held by a broker or nominee as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes will have no effect on the proposal to approve the Merger.

     SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Trust, there were issued and outstanding 1,611,588.125 Class A, 13,454,630.332 Class B, and 66.667 Class Y shares of beneficial interest of the Strategy Portfolio.

     As of the Record Date, to the Trust's knowledge, the shareholders who owned of record or beneficially 5% or more of the outstanding shares of either Portfolio were as follows:



                                                                                          PERCENTAGE OF
                                                                                           PORTFOLIO'S
                                                                           SHARES          OUTSTANDING
                                          SHAREHOLDER                       OWNED            SHARES
                            ---------------------------------------   ----------------   --------------
STRATEGY PORTFOLIO
 Class A Shares .........                    None
 Class B Shares .........                    None
 Class Y Shares .........                    None
BALANCED PORTFOLIO
 Class A Shares .........                    None
 Class B Shares .........   Wheat First Butcher Singer Foundation     260,413.754        39.50*
                                     901 East Byrd Street
                                      Richmond, VA 23219
 Class Y Shares .........                    None


     As of the Record Date, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Class of the Strategy Portfolio and the Balanced Portfolio.

* It is expected that these shares will be converted to Class Y shares prior to the Merger.

     SOLICITATION OF PROXIES. The costs of solicitation of proxies will be borne by the Portfolios in the same proportions as their respective net asset values bear to each other. Solicitation of proxies by personal interview, mail, telephone, and telegraph may be made by officers and Trustees of the Trust and employees of Mentor Advisors and its affiliates.

     The Trust may also arrange to have votes recorded by telephone. The telephone voting procedure is designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. The Trust has been advised by counsel that these procedures are consistent with the requirements of applicable law. If these procedures were subject to a successful legal challenge, such votes would not be counted at the Meeting. The Trust is unaware of any such challenge at this time. Shareholders would be called at the phone number the Trust (or a shareholder's financial institution) has in its records for their accounts, and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the Meeting in accordance with their instructions. To ensure that the shareholders' instructions have been recorded correctly, they will also receive a confirmation of their instructions in the mail. A special toll-free number will be available in case the information contained in the information is incorrect.

     For shares that you own beneficially and hold in "street name" through a financial institution, you may have the opportunity to vote via the Internet by utilizing a program provided through ADP Investor Communication Services ("ADP"). The giving of such a proxy will not affect your right to vote in person should you decide to attend the Meeting. To vote via the Internet you will need the 12-digit "control" number that appears on your proxy card. To vote via the Internet, please access ADP on the World Wide Web at www.proxyvote.com. The Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholders.

     REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it at any time before it is exercised by sending or delivering a written revocation to the Secretary of the Trust (which will be effective when it is received by the Secretary), by properly executing a later-dated proxy, or by attending the Meeting, requesting return of such proxy, and voting in person. All properly executed proxies received in time for the Meeting will be voted in accordance with the specification made, or, if no specification is made, FOR the proposal to implement the Merger.

     SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Declaration of Trust does not provide for annual meetings of shareholders and the Trust does not currently intend to hold such a meeting for shareholders in 1998. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Strategy Portfolio's shareholders must be received by the Trust a reasonable period of time prior to any such meeting. If the Merger is consummated, the Strategy Portfolio's existence will terminate in November 1998 or shortly thereafter, after which there would be no meetings of the shareholders of the Strategy Portfolio.

     ADJOURNMENT. In the event that sufficient votes in favor of the Merger proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a period of not more than 60 days in the aggregate to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies which they have been instructed to vote against the proposal, and they will vote to abstain any such proxies which they are required to abstain from voting on the proposal. The costs of any such additional solicitation and of any adjourned session will be borne by the Portfolios in the same proportions as their respective net asset values bear to each other.


October 9, 1998

                                                                     APPENDIX A


                     AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan or Reorganization (the "Agreement") is made as of September 22, 1998 in Richmond, Virginia, by and between Mentor Funds, a Massachusetts business trust (the "Trust"), on behalf of its Mentor Strategy Portfolio series (the "Acquired Fund"), and the Trust, on behalf of its Mentor Balanced Portfolio series (the "Acquiring Fund").


PLAN OF REORGANIZATION

     (a) The Acquired Fund will sell, assign, convey, transfer, and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (ii) a number of full and fractional Class B shares of beneficial interest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (iii) a number of full and fractional Class Y shares of beneficial interest of the Acquiring Fund (the "Class Y Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class Y shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class Y shares of the Acquired Fund assumed by the Acquiring Fund on that date. (The Class A, B, and Y Merger Shares are referred to collectively as the "Merger Shares.") It is intended that the reorganization described in this Plan shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

     (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its Class A, Class B, and Class Y shareholders of record as of the Exchange Date the Class A, Class B, and Class Y Merger Shares of the Acquiring Fund, each such shareholder being entitled to receive that proportion of such Class A, Class B, and Class Y Merger Shares which the number of Class A, Class B, and Class Y shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A, Class B, and Class Y shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

     (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Declaration of Trust of the Trust, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

AGREEMENT

     The Acquiring Fund and the Acquired Fund agree as follows:

     1. REPRESENTATIONS, WARRANTIES, AND AGREEMENTS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

       a. The Acquiring Fund is a series of shares of the Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure so to qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquiring Fund has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

       b. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

       c. Statements of assets and liabilities, statements of operations, statements of changes in net assets, and schedules of investments (indicating their market values) of the Acquiring Fund as of and for the year ended September 30, 1997 and as of and for the six months ended March 31, 1998 have been furnished to the Acquired Fund, such statements and schedules for the year ended September 30, 1997 having been audited by KPMG Peat Marwick LLP, independent accountants. Such statements of assets and liabilities and schedules fairly present the financial position of the Acquiring Fund as of their dates, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the period covered thereby in conformity with generally accepted accounting principles applied on a consistent basis.

       d. The current prospectuses and statement of additional information of the Trust (collectively, the "Prospectus"), which have previously been furnished to the Acquired Fund, did not as of their dates and do not contain as of the date hereof, with respect to the Trust and the Acquiring Fund, any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

       e. There are no material legal, administrative, or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund, which assert liability on the part of the Trust or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

       f. The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of March 31, 1998, those incurred in the ordinary course of its business as an investment company since March 31, 1998, and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired

   Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to March 31, 1998, whether or not incurred in the ordinary course of business.

       g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the Trust's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

       h. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

       i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement, (i) complied in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (ii) did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectuses which are contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the Trust, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquired Fund to the Acquiring Fund or the Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

       j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the Prospectus, the Registration Statement, or the Acquired Fund Proxy Statement.

       k. To the best of its knowledge, all of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.


       l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

       m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

       n. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

       o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid, and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

     2. REPRESENTATIONS, WARRANTIES, AND AGREEMENTS OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

       a. The Acquired Fund is a series of shares of the Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure so to qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquired Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

       b. The Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

       c. Statements of assets and liabilities, statements of operations, statements of changes in net assets, and schedules of investments (indicating their market values) of the Acquired Fund as of and for the fiscal year ended September 30, 1997 and as of and for the six months ended March 31, 1998 have been furnished to the Acquiring Fund, such statements and schedules for the year ended September 30, 1997 having been audited by KPMG Peat Marwick LLP, independent accountants. Such statements of assets and liabilities and schedules fairly present the financial position of the Acquired Fund as of their dates, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the period covered thereby in conformity with generally accepted accounting principles applied on a consistent basis.

       d. The Prospectus, which has been previously furnished to the Acquiring Fund, did not contain as of its date and does not contain, with respect to the Trust and the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

       e. There are no material legal, administrative, or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund, which assert liability on the part of the Trust or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

       f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as has been disclosed in the Trust's registration statement on Form N-1A or the Prospectus.

       g. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of March 31, 1998 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to March 31, 1998, whether or not incurred in the ordinary course of business.


       h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of the Trust's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

       i. At the Exchange Date, the Trust, on behalf of the Acquired Fund, will have full right, power, and authority to sell, assign, transfer, and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens, or security interests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of March 31, 1998 referred to in Section
   2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers, and similar corporate actions through the Exchange
   Date.

       j. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

       k. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act, or state securities or blue sky laws.

       l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or the Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

       m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

       n. At the Exchange Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Prospectus, as amended through the Exchange Date.

       o. To the best of its knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

       p. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid, and nonassessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

   3. REORGANIZATION.

       a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in
   Section 8(m) hereof), the Acquired Fund agrees to sell, assign, convey, transfer, and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date, all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A, Class B, and Class Y shares of the Acquired Fund.

       b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash, or such dividends, rights, and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

       c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

     4. EXCHANGE DATE: VALUATION TIME. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date and (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, (iii) a number of full and fractional Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class Y shares of the Acquired Fund transferred to the Acquiring Fund on such date, less the value of the liabilities of the Acquired Fund attributable to Class Y shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

       a. The net asset value of the Merger Shares to be delivered to he Acquired Fund, the value of the assets attributable to the Class A, Class B, and Class Y shares of the Acquired Fund, and the value of the liabilities attributable to the Class A, Class B, and Class Y shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

       b. The net asset value of the Class A, Class B, and Class Y Merger Shares shall be computed in the manner set forth in the Prospectus. The value of the assets and liabilities of the Class A, Class B, and Class Y shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

       c. No adjustments shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

       d. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class A Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class B Merger Shares to the Class B shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class B Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class Y Merger Shares to the Class Y shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class Y Acquired Fund shareholder in accordance with such written instructions.

       e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement. 5

   5. EXPENSES, FEES, ETC.

       a. All legal and accounting fees and expenses, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), brokerage, and similar expenses incurred in connection with the transactions contemplated by the Agreement will be borne by the Acquiring Fund and the Acquired Fund in the same proportions as their respective net asset values bear to each other, whether or not such transactions are consummated. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

       b. Notwithstanding any other provision of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

     6. EXCHANGE DATE. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at the offices of Ropes & Gray, One International Place, Boston, Massachusetts 02110 as of November 13, or at such other date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   7. MEETING OF SHAREHOLDERS; DISSOLUTION.

       a. The Trust, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of this Agreement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Acquired Fund.

       b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the Trust's Declaration of Trust in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

       c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. The Acquired Fund and the Acquiring Fund will cooperate with each other and will furnish to each other the information relating to itself required by the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

     8. CONDITIONS TO THE ACQUIRING FUND'S OBLIGATIONS. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

       a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

       b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since March 31, 1998, other than changes in the Investments and other assets of the Acquired Fund, or changes due to dividends paid, or losses from operations.

       c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

       d. That the Acquired Fund shall have delivered to the Acquiring Fund a letter from KPMG Peat Marwick LLP dated the Exchange Date reporting on the results of applying certain procedures agreed upon by the Acquiring Fund and described in such letter, which limited procedures relate to schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended September 30, 1997 and the period from September 30, 1997 to the Exchange Date (the latter period being based on unaudited data).

       e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

       f. That the Acquiring Fund shall have received an opinion of Ropes & Gray dated the Exchange Date, to the effect that (i) this Agreement has been duly authorized, executed, and delivered by the Trust on behalf of the Acquired Fund and, assuming that the Registration Statement, the Prospectus, and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and assuming due authorization, execution, and delivery of this Agreement by the Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Trust and the Acquired Fund;
   (ii) the Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer, and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred, and delivered such assets to the Acquiring Fund;

   (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust's Declaration of Trust or By-Laws or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound; and (iv) no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities or blue sky laws.

       g. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications) with respect to the matters specified in
   Section 9(g) of this Agreement.

       h. That the Acquiring Fund shall have received an opinion of Ropes & Gray dated the Exchange Date, (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes
   (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquired Fund.

       i. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

       j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, threatened by the Commission.

       k. That the Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

       l. That all actions taken by the Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental there to shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

       m. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over
   (y) the Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) (computed in each case without regard to any deduction for dividends paid) in each case for its taxable years ending on or after September 30, 1998 and on or prior to the

   Exchange Date, and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the taxable year ending on September 30, 1998 and all subsequent taxable periods ending on or prior to the Exchange Date.

       n. That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any assistant Treasurer) of the Trust, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

       o. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

       p. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

       q. That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemptions there from) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel, to indemnify the Acquiring Fund against any expense, loss, claim, damage, or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

       r. That the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated as of the Exchange Date satisfactory in form and substance to the Acquiring Fund reporting on the results of applying limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), which limited procedures relate as of the Valuation Time to the procedure customarily utilized by the Acquired Fund in valuing its assets and issuing its shares.

     9. CONDITIONS TO THE ACQUIRED FUND'S OBLIGATIONS. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

       a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

       b. That the Acquiring Fund shall have furnished to the Acquired Fund a statement of the Acquiring Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section

   4, all as of the Valuation Time, certified on the Acquiring Fund's behalf by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquiring Fund since March 31, 1998, other than changes in its portfolio securities since that date, changes in the market value of the portfolio securities, or changes due to net redemptions, dividends paid, or losses from operations.

       c. That the Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

       d. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that the Trust shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of the Trust certifying that as of the Valuation Time and as of the Exchange Date, to the best of the Trust's knowledge, after due inquiry, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

       e. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

       f. That the Acquired Fund shall have received an opinion of Ropes & Gray dated the Exchange Date, to the effect that (i) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by the Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (ii) this Agreement has been duly authorized, executed, and delivered by the Trust on behalf of the Acquiring Fund and, assuming that the Prospectus, the Registration Statement, and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and assuming due authorization, execution, and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Trust and the Acquiring Fund; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust's Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound; (iv) no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities or blue sky laws; and (v) the Registration Statement has become effective under the 1933 Act, and to the best knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

       g. That the Acquired Fund shall have received an opinion of Ropes & Gray dated the Exchange date (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger
   Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

       h. That all actions taken by the Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental there to shall be satisfactory in form and substance to the Acquired Fund and its counsel.

       i. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, threatened by the Commission.

       j. That the Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

       k. The Board of Trustees of the Trust shall not have concluded in the good faith exercise of its fiduciary duty that the transactions contemplated hereby would not be in the best interests of the shareholders of the Acquired Fund.

   10. INDEMNIFICATION.

       a. The Acquired Fund will indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquiring Fund represented by the Merger Shares following the Exchange
   Date) but no other assets, the Acquiring Fund and the trustees and officers of the Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit, or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquired Fund contained in the Registration Statement, the Prospectus, the Acquired Fund Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Acquired Fund required to be stated therein or necessary to make the statements relating to the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of the Trust or the Acquired

   Fund. The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit, or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit, or proceeding at their expense. The Acquired Fund's obligation under Section 10(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages, and liabilities required to be paid by it under this Section 10(a) without the necessity of the Indemnified Parties' first paying the same.

       b. The Acquiring Fund will indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the Acquiring Fund and the trustees and officers of the Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit, or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in the Registration Statement, the Prospectus, the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding, made with the consent of the Trust or the Acquiring Fund. The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this
   Section 10(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit, or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit, or proceeding at their own expense. The Acquiring Fund's obligation under this Section 10(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages, and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties' first paying the same.

     11. NO BROKER, ETC. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it or the Trust who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

     12. TERMINATION. The Acquired Fund and the Acquiring Fund may, by mutual consent of the trustees of the Trust on behalf of each Fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by December 31, 1998, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

     13. RULE 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

       "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MENTOR BALANCED PORTFOLIO OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE PORTFOLIO SUCH REGISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Acquired Fund shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

     14. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

     15. SOLE AGREEMENT; AMENDMENTS; GOVERNING LAW. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     16. DECLARATION OF TRUST. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the Trust on behalf of the Acquired Fund and on behalf of the Acquiring Fund, as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Acquired Fund or the Acquiring Fund, as the case may be.




                                          MENTOR FUNDS

                                          on behalf of its Mentor Strategy
                                          Portfolio series

                                          By: /s/ Paul F. Costello
                                            ----------------------
                                            Name: Paul F. Costello
                                            Title: President




                                          MENTOR FUNDS

                                          on behalf of its Mentor Balanced
                                          Portfolio series

                                          By:  /s/ Paul F. Costello
                                              ---------------------
                                            Name: Paul F. Costello
                                            Title: President

                         MENTOR STRATEGY PORTFOLIO

                              MENTOR FUNDS
                     PROXY SOLICITED BY THE BOARD OF TRUSTEES

                      PROXY FOR MEETING OF SHAREHOLDERS
                          NOVEMBER 12, 1998

The undersigned hereby appoints Daniel J. Ludeman, Peter J. Quinn, Jr., and Paul
F. Costello, and each of them separately, proxies, with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting of Shareholders of the Trust, on November 12, 1998 at 10:00 a.m., Richmond time, and at any adjournments thereof, all of the shares of Mentor Strategy Portfolio which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Board of Trustees recommends a vote FOR the proposal.

PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED ENVELOPE.

Please sign your name exactly as it appears on this card. If you are a joint owner, each owner should sign. When signing as executor, administrator, attorney, trustee, or guardian, or as custodian for a minor, please give your full title as such. If you are signing for a corporation, please sign the full corporate name and indicate the signer's office. If you are a partner, sign in the partnership name.



HAS YOUR ADDRESS CHANGED?                          DO YOU HAVE ANY COMMENTS?

-----------------------------------------      ---------------------------------

-----------------------------------------      ---------------------------------

-----------------------------------------      ---------------------------------


[X] PLEASE MARK VOTES
    AS IN THIS EXAMPLE


-----------------------------------    THIS PROXY IS VALID ONLY WHEN SIGNED
    MENTOR STRATEGY PORTFOLIO                  AND DATED.
----------------------------------


                                 1. Proposal to approve Agreement and Plan
                                    of Reorganization.

                                           For        Against       Abstain
                                          [   ]        [  ]          [   ]


RECORD DATE SHARES:



Please be sure to sign and date this Proxy.         Date




  Shareholder sign here                    Co-owner sign here


Mark box at right if an address change or comment has
been noted on the reverse side of this card.              [  ]

                                  MENTOR FUNDS

                                   FORM N-14
                                     PART B


                      STATEMENT OF ADDITIONAL INFORMATION

                                 October 9, 1998

         This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of Mentor Strategy Portfolio (the "Acquired Fund"), a series of Mentor Funds, a Massachusetts business trust (the "Trust"), into Mentor Balanced Portfolio (the "Acquiring Fund"), another series of the Trust.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated October 9, 1998 (the "Prospectus/Proxy Statement") of the Trust which relates to the Merger.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Trust at 901 East Byrd Street, Richmond, Virginia 23219 or by calling 1-800-382-0016.

                               Table of Contents

Item                                                                       Page
----                                                                       ----

I.       Additional Information about the Acquiring and Acquired Funds..... 3

II.      Financial Statements.............................................. 3







                                     SAI-2

I.  Additional Information about the Acquiring and Acquired Funds.

         This SAI is accompanied by the current Statement of Additional Information of the Trust, dated January 17, 1998, as amended or supplemented from time to time, which provides further information relating to the Acquired and Acquiring Funds, including information in respect of their investment objectives, policies, and financial histories.

         The following documents, which have previously been filed with the Securities and Exchange Commission, have been incorporated by reference into Part A of this Registration Statement:

(1) Prospectus relating to Class A and Class B shares of various Portfolios of the Trust, including the Acquired Fund, dated January 17, 1998 (Registration Nos. 33-43315 and 811-5159).

(2) Prospectus relating to Class Y shares of the Acquired Fund dated January 17, 1998 (Registration Nos. 33-43315 and 811-6550).

(3) Prospectus relating to Class A and Class B shares of the Acquiring Fund dated May 12, 1998 (Registration Nos.33-43315 and 811-6550).

(4) Prospectus relating to Class Y shares of the Acquiring Fund dated May 12, 1998 (Registration Nos.33- 43315 and 811-6550).

(5) Statement of Additional Information of the Trust dated January 17, 1998 (Registration Nos. 33-43315 and 811-6550).

(6) Financial statements contained in the Semi-Annual Report to Shareholders of the Acquiring Fund for the period ended March 31, 1998 (Registration Nos. 33-43315 and 811-6550).

(7) Financial statements contained in the Annual Report to Shareholders of the Acquiring Fund for the year ended September 30, 1997 (Registration Nos. 33-43315 and 811-6550).


 II.  Financial Statements.

         This SAI is accompanied by the Annual Report of the Acquired Fund for the year ended September 30, 1997, which contains historical financial information regarding such Fund. Such Annual Report has been filed with the Securities and Exchange Commission, and the financial statements and independent auditors' report contained in such Annual Report are incorporated herein by reference.

         Unaudited interim financial statements of the Acquired and Acquiring Funds for the period ended March 31, 1998 are presented below, along with unaudited pro forma financial information as of such date giving effect to the Merger as of that date (assuming conversion of all outstanding Class B shares of the Acquiring Fund to Class Y shares of the Acquiring Fund immediately prior to the date of such financial statements).


                                     SAI-3

Mentor Strategy Portfolio
Portfolio of Investments
March 31, 1998 (Unaudited)




                                Percent of Net Assets          Shares        Market Value
                                ---------------------          ------        ------------
Common Stock                    54.58%
Basic Materials                                1.02%
Southdown, Inc.                                                34,250       $   2,386,796
United Stationers, Inc.                                         8,500             525,406
                                                                            -------------
                                                                                2,912,202
                                                                            -------------
Capital Goods & Construction                   2.22%
Applied Power, Inc.-
   Class A                                                     12,600             485,100
Centex Corporation                                             27,800           1,059,875
Clayton Homes                                                  41,300             836,325
Kuhlman Corporation                                            35,400           1,723,537
Oakwood Homes                                                  21,200             776,450
Paccar, Inc.                                                   24,100           1,435,456
                                                                            -------------
                                                                                6,316,743
                                                                            -------------
Commercial Services                            1.34%
Comdisco, Inc.                                                 40,500           1,766,813
Omnicom Group, Inc.                                            43,800           2,061,338
                                                                            -------------
                                                                                3,828,151
                                                                            -------------
Consumer Cyclical                              7.21%
Best Buy Company, Inc. *                                        9,800             652,925
Bowne & Company                                                31,100           1,286,762
Chrysler Corporation                                           19,200             798,000
Ford Motor Company                                             13,600             881,450
General Motors
   Corporation                                                 11,000             741,813
Jacor Communications, Inc. *                                   37,300           2,200,700
McGraw-Hill Companies                                           9,100             692,169
Royal Caribbean Cruises,
   Limited                                                     26,400           1,849,650
Sinclair Broadcast Group *                                     47,800           2,754,475
Time Warner                                                    25,800           1,857,600
Tribune Company                                                35,300           2,488,650
Walt Disney Company                                            13,000           1,387,750
Young Broadcasting *                                           59,900           2,995,000
                                                                            -------------
                                                                               20,586,944
                                                                            -------------
Consumer Staples                               1.35%
Express Scripts - Class A *                                    38,000           3,221,687
Sysco Corporation                                              24,400             625,250
                                                                            -------------
                                                                                3,846,937
                                                                            -------------
Energy                                         0.98%
TransCanada Pipelines,
   Limited                                                     36,400             859,950
Westcoast Energy                                               34,800             852,600
Williams Companies                                             33,500           1,072,000
                                                                            -------------
                                                                                2,784,550
                                                                            -------------
  Financial                                    9.92%
Associated Banc-Corporation                                    32,000           1,726,000
Charter One Financial, Inc.                                    46,606           3,105,125


                                Percent of Net Assets          Shares         Market Value
                                ---------------------          ------         ------------
Common Stock (continued)
Financial (continued)
Dime Bancorp, Inc.                                              61,700       $   1,854,856
First Republic Bancorp, Inc.                                    46,300           1,666,800
Marsh & McLennan
   Companies, Inc.                                               9,800             855,663
North Fork Bancorp                                              74,500           2,877,563
Northern Trust Corporation                                      35,200           2,631,200
Old Republic International
   Corporation                                                  61,700           2,734,081
Onbancorp, Inc.                                                 23,400           1,620,450
Price (T. Rowe) &
   Associates, Inc.                                             35,000           2,463,125
Synovus Financial
   Corporation                                                  38,200           1,418,175
Travelers Group, Inc.                                           45,300           2,718,000
U.S. Bancorp                                                    20,900           2,607,275
                                                                             -------------
                                                                                28,278,313
                                                                             -------------
Health                                         3.76%
Health Management
   Association - Class A *                                      55,350           1,584,394
McKesson Corporation                                            58,400           3,372,600
Paragon Health Network                                          54,333           1,079,868
Sunrise Assisted Living *                                       40,800           1,825,800
Watson Pharmacueticals *                                        79,100           2,847,600
                                                                             -------------
                                                                                10,710,262
                                                                             -------------
Retail                                         7.83%
American Eagle Outfitters *                                     65,100           2,864,400
Costco Companies, Inc. *                                        91,000           4,857,125
Family Dollar Stores, Inc.                                      85,750           3,258,500
Federated Department
   Stores *                                                     71,700           3,714,956
G & K Services - Class A                                         6,800             298,350
Gap, Inc.                                                       27,825           1,252,125
Linens 'n Things, Inc. *                                        25,300           1,389,919
Safeway, Inc. *                                                 61,600           2,275,350
TJX Companies, Inc.                                             53,200           2,407,300
                                                                             -------------
                                                                                22,318,025
                                                                             -------------
Technology                                     11.67%
AFC Cable System, Inc. *                                        54,500           2,118,688
Affiliated Computer Services
   - Class A *                                                  35,300           1,171,519
Airtouch Communications *                                      122,500           5,994,844
Applied Graphics
   Technology *                                                 41,800           2,011,656
AT&T Corporation                                                22,800           1,496,250
BCE, Inc.                                                       35,600           1,486,300
CACI International *                                            54,500           1,199,000
Computer Task Group                                             14,400             593,100

Mentor Strategy Portfolio
Portfolio of Investments
March 31, 1998 (Unaudited)




                                                                Shares or
                                                                Principal
                                Percent of Net Assets           Amount      Market Value
                                ---------------------           ---------   ------------
Common Stock (continued)
Technology (continued)
Dell Computer
   Corporation *                                                 37,000       2,504,437
EMC Corporation *                                                28,400       1,073,875
ICG Communications *                                             38,000       1,415,500
Intelligroup, Inc. *                                             70,200       1,136,362
Kellstrom Industries, Inc. *                                    128,900       3,246,669
Mobile Telecom Technical
   Corporation *                                                 63,000       1,409,625
OfficeMax *                                                      30,800         550,550
Sprint Corporation                                               23,900       1,617,731
Telefonica de Espana                                             11,900       1,573,775
Torchmark                                                        58,600       2,684,613
                                                                              ---------
                                                                             33,284,494
                                                                             ----------
Transportation                                 2.69%
Airborne Freight
   Corporation                                                   57,000       2,144,625
Alaska Airgroup                                                  30,800       1,668,975
American Classic Voyages
   Company                                                       30,900         710,700
AMR Corporation                                                   9,300       1,331,644
Continental Airlines -
   Class B *                                                     30,900       1,817,306
                                                                             ----------
                                                                              7,673,250
                                                                             ----------
Utilities                                      2.51%
Conectiv, Inc. - Class A                                          2,412          81,707
Duke Energy Corporation                                           7,300         434,806
FPL Group, Inc.                                                   7,100         456,175
GTE Corporation                                                  23,700       1,419,038
Illinova Corporation                                             13,800         416,587
IPALCO Enterprises, Inc.                                          9,800         441,613
New York State
   Electric & Gas                                                11,500         458,562
NIPSCO Industries                                                16,000         448,000
U.S. West Communications
   Group                                                         24,600       1,346,850
U.S. West Media Group *                                          47,800       1,661,050
                                                                             ----------
                                                                              7,164,388
                                                                             ----------
  Miscellaneous                                2.08%
Carlisle Companies, Inc.                                         33,400       1,640,775
Delia'S, Inc. *                                                  45,800       1,099,200
Lennar Corporation                                               39,962       1,376,191
Rent Way, Inc. *                                                 49,100   $   1,166,125
Tyco International Limited                                       12,000         655,500
                                                                          -------------
                                                                              5,937,791
                                                                          -------------
Total Common Stocks (cost
$   112,521,982)                                                            155,642,050
                                                                          -------------




                                                                 Shares or
                                                                 Principal
                                Percent of Net Assets            Amount            Market Value
                                ---------------------            ---------         ------------
U.S. Government Securities      33.20%

Common Stock (continued)
Miscellaneous (continued)
U.S. Treasury Note, 5.50%,
       1/31/03                                                 $ 12,000,000         11,912,160
U.S. Treasury Bond, 6.50%,
      11/15/26                                                   77,523,000         82,736,422
Total U.S. Government
   Securities (cost
$    87,088,991)                                                                    94,648,582
Short-Term Investment           11.08%
Repurchase Agreement
Goldman Sachs &
   Company
   Dated 03/31/98, 6.05%,
   due 04/01/98,
   collateralized by
   $31,908,279 Federal
   Home Loan Mortgage
   Corporation, 7.00%,
   11/01/27, market value
$   32,227,218, (cost
$    31,581,849)                                                 31,581,849         31,581,849
                                                                                 -------------
Total Investments (cost
$   231,192,822)                98.86%                                           $ 281,872,481
                                                                                 -------------
Other Assets less Liabilities   1.14%
                                                                                     3,251,380
                                                                                 -------------
Net Assets                      100.00%                                          $ 285,123,861
                                                                                 =============

     * Non-income producing.
(a) American Depository Receipts.



Investment Transactions

Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $88,381,538 and $144,726,891, respectively.

Income Tax Information

At March 31, 1998, the aggregated cost of investment securities for federal income tax purposes was $231,192,822. Net unrealized appreciation aggregated $50,679,659, of which $50,806,778, related to appreciated investment securities and $127,119, related to depreciated investment securities.


See notes to financial statements.

Mentor Strategy Portfolio
Statement of Assets and Liabilities
March 31, 1998 (Unaudited)

Assets
Investments, at market value (Note 2)
Investment securities                                    $ 250,290,632
Repurchase agreements                                       31,581,849
                                                           -----------
  Total investments (cost
$     231,192,822)                                         281,872,481
                                                           -----------
Collateral for securities
   loaned (Note 2)                                          68,067,637
Receivables
Investments sold                                             1,797,664
Fund shares sold                                               272,519
Dividends and interest                                       2,126,104
Deferred expenses (Note 2)                                      15,138
                                                           -----------
  Total assets                                             354,151,543
                                                           -----------
Liabilities
Payables
Securities loaned (Note 2)                                 $68,067,637
Fund shares redeemed                                           811,048
Accrued expenses and other
   liabilities                                                 148,997
                                                           -----------
  Total liabilities                                         69,027,682
                                                           -----------
Net Assets                                                $285,123,861
                                                          ============
Net Assets represented by: (Note 2)
Additional paid-in capital                               $ 238,532,347
Accumulated net investment
   income                                                    1,104,109
Accumulated net realized loss on
   investment transactions                                  (5,192,254)
Net unrealized appreciation of
   investments                                              50,679,659
                                                         -------------
Net Assets                                               $ 285,123,861
                                                         =============
Net Asset Value per Share
   Class A Shares                                         $      16.05
Class B Shares                                            $      15.65
Class Y Shares                                            $      16.05
Offering Price per Share
Class A Shares                                            $      17.03(a)
Class B Shares                                            $      15.65
Class Y Shares                                            $      16.05
Shares Outstanding
Class A Shares                                               2,157,686
Class B Shares                                              16,006,748
Class Y Shares                                                      67
                                                           -----------
  Total Shares Outstanding                                  18,164,501
                                                           ===========

     (a)  Computation of offering price: 100/94.25 of net asset value.


See notes to financial statements.

Statement of Operations
Six Months Ended March 31, 1998 (Unaudited)


Investment income
Dividends                                                 $    622,780
                                                          ------------
Interest                                                     3,720,968
                                                          ------------
  Total investment income
     (Note 2)                                                4,343,748
                                                          ------------
Expenses
Management fee (Note 3)                                     $1,317,072
Distribution fee (Note 3)                                    1,020,717
Shareholder service fee (Note 5)                               387,373
Transfer agent fee (Note 3)                                    231,465
Administration fee (Note 4)                                    154,950
Shareholder reports and postage
   expenses                                                     40,040
Custodian and accounting
   fees (Note 3)                                                39,628
Registration expenses                                           28,555
Organizational expenses                                         10,048
Legal fees                                                       6,270
Directors' fees and expenses                                     5,216
Audit fees                                                       3,466
Miscellaneous                                                   17,240
                                                            ----------
  Total expenses                                             3,262,040
                                                          ------------
Net investment income                                        1,081,708
                                                          ------------
Realized and unrealized gain (loss)
   on investments
Net realized loss on
   investments (Note 2)                                     (5,098,824)
Change in unrealized appreciation
   on investments                                           14,674,155
                                                            ----------
Net gain on investments                                      9,575,331
                                                          ------------
Net increase in net assets resulting
   from operations                                        $ 10,657,039
                                                          ============


See notes to financial statements.

Mentor Strategy Portfolio



Statements of Changes in Net Assets

                                                                           Six Months
                                                                         Ended 3/31/98
                                                                          (Unaudited)
Net Increase (Decrease) in Net Assets
Operations
 Net investment income                                                   $   1,081,708
 Net realized gain (loss) on investments                                    (5,098,824)
 Change in unrealized appreciation on investments                           14,674,155
                                                                         -------------
 Increase in net assets resulting from operations                           10,657,039
                                                                         -------------
Distributions to Shareholders
 From net investment income
  Class A                                                                     (617,602)
  Class B                                                                   (4,725,533)
 From net realized gain on investments
  Class A                                                                   (6,308,214)
  Class B                                                                  (48,259,012)
                                                                         -------------
  Total distributions to shareholders                                      (59,910,360)
                                                                         -------------
Capital Share Transactions (Note 6)
 Proceeds from sale of shares                                               10,114,698
 Reinvested distributions                                                   58,353,503
 Shares redeemed                                                           (76,527,795)
                                                                         -------------
 Change in net assets resulting from capital share transactions             (8,059,594)
                                                                         -------------
 Increase (decrease) in net assets                                         (57,312,916)
Net Assets
 Beginning of period                                                       342,436,777
                                                                         -------------
 End of period (including accumulated undistributed net investment
  income of $1,090,770)                                                  $ 285,123,861
                                                                         =============

See notes to financial statements.


Financial Highlights
Class A Shares

                                                                  Six Months
                                                                Ended 3/31/98
                                                                 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period                              $  18.61
                                                                  --------
Income from investment operations
 Net investment income                                                0.13
 Net realized and unrealized gain on investments                      0.56
                                                                  --------
 Total from investment operations                                     0.69
                                                                  --------
Less distributions
 From net investment income                                          (0.29)
  In excess of net investment income
  From net realized capital gain                                     (2.96)
                                                                  --------
  Total distributions                                                (3.25)
                                                                  --------
Net asset value, end of period                                    $  16.05
                                                                  ========
Total Return                                                          4.48 %
Ratios / Supplemental Data
Net assets, end of period (in thousands)                          $ 34,627
Ratio of expenses to average net assets                               1.45%(a)
Ratio of expenses to average net assets
 excluding waiver                                                     1.45%(a)
Ratio of net investment income (loss) to average net assets           1.36%(a)
Portfolio turnover rate                                                 32%
Average commission rate on portfolio transactions                 $   0.0659


(a) Annualized.


See notes to financial statements.

Mentor Strategy Portfolio


--------------------------------------------------------------------------------

Financial Highlights
Class B Shares

                                               Six Months
                                             Ended 3/31/98
                                              (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period          $  18.29
                                              --------
Income from investment operations
 Net investment income (loss)                     0.05
 Net realized and unrealized gain (loss)
  on investments                                  0.56
                                              --------
 Total from investment operations                 0.61
                                              --------
Less distributions
 From net investment income                      (0.29)
 From net realized capital gain                  (2.96)
                                              ----------
 Total distributions                             (3.25)
                                              ----------
Net asset value, end of period                $  15.65
                                              ==========
Total Return                                      4.06%
                                              ==========

Ratios / Supplemental Data
Net assets, end of period (in thousands)      $250,496
Ratio of expenses to average net assets           2.20%(a)
Ratio of net investment income (loss) to
 average net assets                               0.61%(a)
Portfolio turnover rate                             32%
Average commission rate on portfolio
 transactions                               $   0.0659




Class Y Shares


                                                                   Period
                                                              Ended 3/31/98 (b)
                                                                 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period                             $  15.01
                                                                 --------
Income from investment operations
 Net investment income                                               0.10
 Net realized and unrealized gain on investments                     0.95
                                                                 --------
 Total from investment operations                                    1.05
                                                                 --------
Less distributions
 From net realized capital gain                                    (0.01)
Net asset value, end of period                                   $  16.05
                                                                 =========
Total Return                                                        7.07%
                                                                 =========

Ratios / Supplemental Data
Net assets, end of period                                        $ 1,070
Ratio of expenses to average net assets                             1.20%(a)
Ratio of net investment income (loss) to average net assets         1.89%(a)
Portfolio turnover rate                                               32%
Average commission rate on portfolio transactions               $ 0.0659

(a) Annualized.
(b) For the period from November 19, 1997 (initial offering of Class Y Shares) to March 31, 1998.


See notes to financial statements.

Mentor Funds
Strategy Portfolio
Notes to Financial Statements
March 31, 1998 (Unaudited)


Note 1:  Organization
Mentor Funds (formerly Cambridge Series Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Mentor Funds consists of eleven separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at March 31, 1998, as follows:

     Mentor Growth Portfolio ("Growth Portfolio")
     Mentor Capital Growth Portfolio ("Capital Growth Portfolio")
     Mentor Strategy Portfolio ("Strategy Portfolio")
     Mentor Income and Growth Portfolio ("Income and Growth Portfolio")
     Mentor Perpetual Global Portfolio ("Global Portfolio")
     Mentor Quality Income Portfolio ("Quality Income Portfolio")
     Mentor Short-Duration Income Portfolio ("Short-Duration Income Portfolio") Mentor Municipal Income Portfolio ("Municipal Income Portfolio")
     Mentor Balanced Portfolio ("Balanced Portfolio")
     Mentor U.S. Government Institutional Money Market Portfolio ("Government Portfolio")
     Mentor Institutional Money Market Portfolio ("Money Market Portfolio")

The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.

The financial statements included in this report are for the Strategy Portfolio only (hereinafter referred to as the "Portfolio").

Mentor Funds currently issues three classes of shares. Class A shares are sold subject to a maximum sales charge of 5.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which decreases depending on when shares were purchased and how long they have been held. Class Y shares are sold to institutions and high net-worth individual investors and are not subject to any sales or contingent deferred sales charges.

Note 2: Significant Accounting Policies The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

(a) Valuation of Securities - Listed securities held by the Strategy Portfolio traded on national stock exchanges and over-the-counter securities quoted on the NASDAQ National Market System are valued at the last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by the Board of Trustees of the Portfolio as the primary market. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under

Notes to Financial Statements (continued)

procedures established by and under the general supervision and responsibility of the Board of Trustees.

(b) Repurchase Agreements- It is the policy of Mentor Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by Mentor Funds to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

Mentor Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by Mentor Funds' adviser to be creditworthy pursuant to guidelines established by the Mentor Funds' Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, Mentor Funds could receive less than the repurchase price on the sale of collateral securities.

(c) Portfolio Securities Loaned-The Portfolio is authorized by the Board of Trustees to participate in securities lending transactions.

The Portfolio may receive fees for participating in lending securities transactions. During the period that a security is out on loan, Portfolio continue to receive interest or dividends on the securities loaned. The Portfolio receives collateral in an amount at least equal to, at all times, the fair value of the securities loaned plus interest. When cash is received as collateral, the Portfolio record an asset and obligation for the market value of that collateral. Cash received as collateral may be reinvested, in which case that security is recorded as an asset of the Portfolio. Variations in the market value of the securities loaned occurring during the term of the loan are reflected in the value of the Portfolio.

At March 31, 1998, the Portfolio had loaned securities to brokers which were collateralized by cash. Income from securities lending activities amounted to $40,678 for the six months ended March 31, 1998. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At March 31, 1998, the value of the securities on loan and the related cash collateral were $66,714,498, and $68,067,637, respectively.

(d) Security Transactions and Investment Income- Security transactions for the Portfolio are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income includes interest and discount earned (net of premium) on short-term obligations, and interest earned on all other debt securities including original issue discount as required by the Internal Revenue Code. Dividends to shareholders and capital gain distributions, if any, are recorded on the ex-dividend date.

(e) Federal Income Taxes - No provision for federal income taxes has been made since it is each Portfolio's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

(f) When-Issued and Delayed Delivery Transactions- The Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engage in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Portfolio will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolio will maintain security positions such that sufficient

Notes to Financial Statements (continued)

liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

(g) Futures Contracts- In order to gain exposure to or protect against declines in security values, the Portfolio may buy and sell futures contracts. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio may sell futures contracts to hedge against declines in the value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities. The Portfolio will segregate assets to cover its commitments under such speculative futures contracts.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

(h) Options- In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Portfolio may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Portfolio may purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. The Portfolio may also use options for speculative purposes, although they do not employ options for this at the present time. The Portfolio will segregate assets to cover their obligations under option contracts.

Options contracts are valued daily based upon the last sales price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Notes to Financial Statements (continued)

(i) Interest-Rate Swaps- An interest-rate swap is a contract between two parties on a specified principal amount (referred to as the notional principal) for a specified period. In the most common instance, a swap involves the exchange of streams of variable and fixed-rate interest payments. During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss.

(j) Deferred Expenses- Costs incurred by the Portfolio in connection with its initial share registration and organization costs were deferred by the Portfolio and are being amortized on a straight-line basis over a five-year period.

(k) Distributions- Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of wash sales.

Note 3: Dividends Dividends are declared and paid annually to all shareholders invested in the Strategy Portfolio Dividends will be reinvested in additional shares of the same class and Portfolio on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders in writing to the Mentor. Capital gains realized by each Portfolio, if any, are paid annually.

Note 4: Investment Advisory and Management and Administration Agreements Mentor Investment Advisors, LLC ("Mentor Advisors"), the Portfolio's investment adviser, receives for its services an annual investment advisory fee of 0.85% as a percentage of the average daily net assets of the Portfolio. For the six months ended March 31, 1998, Mentor Advisors earned $1,317,072 in advisory fees.

Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a partially owned subsidiary of Wheat First Union. EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.

Administrative personnel and services are provided by Mentor, under an Administration Agreement, at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended March 31, 1998, Mentor earned $154,950 in administration fees.

The Portfolio also provides direct reimbursement to Mentor for certain legal and compliance administration, investor relation and operation related costs not covered under the Investment Management Agreement. For the six months ended March 31, 1998, the Portfolio reimbursed Mentor $11,846 for such costs.

Note 5: Distribution Agreement and Other Transactions with Affiliates The Portfolio has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to its Class B shares. Under a Distribution Agreement between the Portfolio and Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., Mentor Distributors was appointed distributor of the Portfolio. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolio pays a distribution fee under the Plan, which is accrued daily and paid monthly at the annual rate of 0.75% of the Portfolios' average daily net assets for the Portfolio.


Notes to Financial Statements (continued)

Mentor Funds has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A and Class B shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Distributor to provide administrative support services to its customers who from time to time may be owners of record or beneficial owners of Class A or Class B shares of the Portfolio. In return for providing these support services, a financial institution may receive payments from the Distributor at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares of the Portfolio beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship.

Presently, the Portfolio's class specific expenses are limited to expenses incurred by a class of shares pursuant to its respective Distribution Plan. For the six months ended March 31, 1998, distribution fees and shareholder servicing fees were as follows:

                           Distribution      Shareholder-Servicing Fees
Portfolio                     Fees            Class A          Class B
---------------------------------------------------------------------------
Strategy                   $1,020,717         $47,044         $340,329

Note 6:  Capital Share Transactions
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Portfolio shares were as follows:

                                                               Mentor Strategy Portfolio
                                                                      Six Months
                                                                    Ended 3/31/98
                                                               Shares           Dollar
                                                           ------------------------------------
Class A:
Shares sold                                                        312,205       $4,763,997
Shares issued upon reinvestment of distributions                   444,548        6,836,197
Shares redeemed                                                   (777,622)     (12,080,085)
                                                           ------------------------------------
Change in net assets from
     capital share transactions                                    (20,869)       ($479,891)
                                                           ====================================

Class B:
Shares sold                                                        353,802       $5,349,703
Shares issued upon reinvestment of distributions                 3,423,559       51,517,306
Shares redeemed                                                 (4,273,266)     (64,447,709)
                                                           ------------------------------------
Change in net assets from
     capital share transactions                                   (495,905)     ($7,580,700)
                                                           ====================================

Class Y (a)
Shares sold                                                             67           $1,001
Shares issued upon reinvestment
     of distributions                                                    -                -
Shares redeemed                                                          -                -
                                                           ------------------------------------
Change in net assets from
     capital share transactions                                         67           $1,001
                                                           ====================================


(a) For the period from November 19, 1997 (initial offering of Class Y Shares) to March 31, 1998.

Notes to Financial Statements (continued)

Year 2000
The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of computer software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

Additional Information
Shareholders of the Portfolio considered and acted upon the proposals listed below at a special meeting of shareholders held Monday December 22, 1997. In addition, below each proposals are the results of that vote.

1.     To elect the following Trustees:
                                               Affirmative      Withheld
       Daniel J. Ludeman                        20,152,299       171,413
       Troy A. Peery, Jr.                       20,152,236       171,476
       Arnold H. Dreyfuss                       20,156,434       167,278
       Thomas F. Keller                         20,159,264       164,448
       Peter J. Quinn, Jr.                      20,157,621       166,091
       Louis W. Moelchert, Jr.                  20,158,819       164,893
       Arch T. Allen, III                       20,159,366       164,346
       Weston E. Edwards                        20,159,233       164,479
       Jerry R. Barrentine                      20,163,690       160,022
       J. Garnett Nelson                        20,163,690       160,022

2. To approve a new management contract between the Portfolio and Mentor Investment Advisors, LLC to take effect upon the merger of Wheat First Butcher Singer, Inc., with First Union Corporation:

                        Affirmative             19,987,030
                        Against                    124,613
                        Abstain                    212,069

3. To approve a new management contract between the Portfolio and Mentor Investment Advisors, LLC in contemplation of the potential acquisition of an additional interest in Mentor Investment Group, LLC by EVEREN Securities Holdings, Inc.:

                        Affirmative             19,973,828
                        Against                    140,299
                        Abstain                    209,585

Mentor Balanced Portfolio
Portfolio of Investments
March 31, 1998 (Unaudited)




                               Percent of Net Assets          Shares       Market Value
COMMON STOCKS                   55.86%
Basic Materials                                7.75%
Bemis Company                                                  1,800       $   81,225
Emerson Electric Company                                       1,250           81,484
Morton International, Inc.                                     2,400           78,750
Sonoco Products Company                                        2,200           88,138
                                                                           ----------
                                                                              329,597
                                                                           ----------
Capital Goods & Construction                   6.27%
AlliedSignal, Inc.                                             2,050           86,100
W.W. Grainger, Inc.                                              875           89,961
Illinois Tool Works                                            1,400           90,650
                                                                           ----------
                                                                              266,711
                                                                           ----------
Consumer Cyclical                              7.93%
Automatic Data Processing                                      1,275           86,780
Federated Department Stores *                                  1,500           77,719
Interpublic Group Companies,
   Inc.                                                        1,380           85,733
Newell Company                                                 1,800           87,188
                                                                           ----------
                                                                              337,420
                                                                           ----------
Consumer Staples                               6.56%
McDonald's Corporation                                         1,650           99,000
Sherwin-Williams Company                                       2,620           93,010
Sysco Corporation                                              3,400           87,125
                                                                           ----------
                                                                              279,135
                                                                           ----------
Financial                                      13.62%
American Express Company                                         935           85,845
Banc One Corporation                                           1,451           91,771
Federal National Mortgage
   Association                                                 1,340           84,755
General Re Corporation                                           400           88,250
NationsBank Corporation                                        1,090           79,502
Norwest Corporation                                            2,000           83,125
UNUM Corporation                                               1,200           66,225
                                                                           ----------
                                                                              579,473
                                                                           ----------
Health                                         4.14%
Johnson & Johnson                                              1,200           87,975
Schering-Plough                                                1,080           88,223
                                                                           ----------
                                                                              176,198
                                                                           ----------
Technology                                     7.64%
Computer Sciences Corporation                                  1,560           85,800
Chancellor Media Corporation -
   Class A *                                                   1,750           80,281
WorldCom, Inc. *                                               2,000           86,125
Sun Microsystems, Inc. *                                       1,750           73,008
                                                                           ----------
                                                                              325,214
                                                                           ----------
Transportation & Services                      1.95%
Werner Enterprises, Inc.                                       3,250           82,875
                                                                           ----------
Total Common Stocks (cost
$   1,663,773)                                                              2,376,623
                                                                           ----------


                                  Percent of Net Assets        Shares        Market Value
COMMON STOCKS (continued)
Fixed Income Securities         31.45%
U.S. Government Securities and
   Agencies                                    21.20%
Federal National Mortgage
   Association, 6.64%, 07/02/07                                130,000       $  136,636
Federal Home Loan Bank, 5.59%,
   1/13/03                                                     105,000          104,310
Government National Mortgage
   Association, 6.50% - 7.38%,
   5/15/09 - 11/20/22                                          291,968          297,842
U.S. Treasury Notes, 6.00% -
   6.75%, 4/30/00 - 2/15/26                                    105,000          106,964
U.S. Treasury Bonds, 6.88% -
   7.50%, 2/15/23 - 8/15/25                                    220,000          255,998
                                                                             ----------
Total U.S. Government Securities
   and Agencies (cost $864,670)                                                 901,750
                                                                             ----------
Corporate Bonds                                10.25%
CS First Boston, 7.18%, 2/25/18,
   CMO                                                          25,000           25,251
Ford Motor Credit, 7.20%,
   6/15/07                                                      45,000           47,713
Key Auto Finance Trust Series
   1997-2 Class A3, 6.10%,
   11/15/00                                                     50,000           50,093
Merrill Lynch, 6.64%, 9/19/02                                   45,000           45,975
NationsBank Corporation,
   7.50%, 9/15/06                                               35,000           37,562
Norwest Corporation, 6.80%,
   5/15/02                                                      60,000           61,541
PNC Student Loan Trust, 6.73%,
   1/25/07                                                      75,000           76,904
Travelers Group, 8.63%, 2/01/07                                 40,000           45,951
Union Acceptance Corporation,
   6.48%, 5/10/04                                               45,000           45,352
                                                                             ----------
Total Corporate Bonds (cost
$     425,855)                                                                  436,342
                                                                             ----------
Total Fixed Income Securities
   (cost $1,816,972)                                                          1,338,092
                                                                             ----------
Short-Term Investment
Repurchase Agreement                           12.37%
Goldman Sachs & Company
   Dated 03/31/98, 6.05%, due
   04/01/98, collateralized by
   $532,328 Federal Home Loan
   Mortgage Corporation, 7.00%,
   11/01/27, market value
   $538,482, (cost $526,447)                                   526,447          526,447
                                                                             ----------
Total Investments (cost
$   3,480,745)                                  99.69%                        4,241,162
                                                                              ----------
Other Assets less Liabilities                    0.31%                           13,143
                                                                             ----------
Net Assets                                     100.00%                       $4,254,305
                                                                             ==========

Mentor Balanced Portfolio
Portfolio of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

*  Non-income producing.
CMO Collateralized Mortgage Obligations



Investment Transactions
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $1,573,639 and $2,277,180, respectively.



Income Tax Information
At March 31, 1998, the aggregated cost of investment securities for federal income tax purposes was $3,480,745. Net unrealized appreciation aggregated $760,417, of which $766,587, related to appreciated investment securities and $6,170, related to depreciated investment securities.


See notes to financial statements.

Mentor Funds
Balanced Portfolio
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Statement of Assets and Liabilities


Assets
Investments, at market value
   (Note 2)
Investment securities                              $3,714,715
Repurchase agreements                                 526,447
                                                   -----------
  Total investments (cost
$     3,480,745)                                    4,241,162
Collateral for securities loaned
   (Note 2)                                           932,129
Dividends and interest receivable                      17,261
                                                   -----------
  Total assets                                      5,190,552
                                                   -----------
Liabilities
Securities loaned (Note 2)                            932,129
Accrued expenses and other
   liabilities                                          4,118
                                                      -------
  Total liabilities                                   936,247
                                                   -----------
Net Assets                                         $4,254,305
                                                   ===========
Net Assets represented by: (Note 2)
Additional paid-in capital                         $ 2,793,838
Accumulated undistributed net
   investment income                                   48,366
Accumulated net realized gain on
   investment transactions                            651,684
Net unrealized appreciation of
   investments                                        760,417
                                                   -----------
Net Assets                                         $4,254,305
                                                   ===========
Shares Outstanding                                    243,683
                                                   -----------
Net Asset Value and Offering Price
   per Share                                       $    17.46
                                                   ===========

See notes to financial statements.

Statement of Operations
Six Months Ended March 31, 1998 (Unaudited)

Investment income
Dividends                                                $  15,637
Interest net of premium                                     47,667
                                                         ---------
  Total investment income (Note 2)                          63,304
                                                         ---------
Expenses
Management fee (Note 3)                                     15,306
Distribution fee (Note 3)                                   15,306
Shareholder service fee (Note 5)                             5,102
Custodian and accounting fees
   (Note 3)                                                  3,822
Administration fee (Note 4)                                  2,046
Registration expenses                                          278
Shareholder reports and postage
   expenses                                                     93
Legal fees                                                      69
Audit fees                                                      38
Directors' fees and expenses                                    57
Miscellaneous                                                  190
                                                            ------
  Total expenses                                            42,307
                                                         ---------
Deduct
Waiver of distribution fee (Note 3)                         15,306
Waiver of management fee (Note 3)                           10,086
Waiver of shareholder servicing fee
   (Note 4)                                                  5,102
Waiver of administration fee (Note 3)                        2,046
                                                         ---------
Net expenses                                                 9,767
                                                         ---------
Net investment income                                       53,537
                                                         ---------
Realized and unrealized gain (loss) on
   investments
Net realized gain on investments
   (Note 2)                                                505,443
Change in unrealized appreciation on
   investments                                             (26,550)
                                                           -------
Net gain on investments                                    478,893
                                                         ---------
Net increase in net assets resulting
   from operations                                       $ 532,430
                                                         =========

See notes to financial statements.

Mentor Funds
Balanced Portfolio
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                                                Six Months
                                                                                              Ended 3/31/98
                                                                                                Unaudited
Net Increase in Net Assets
Operations
 Net investment income                                                                         $   53,537
 Net realized gain on investments                                                                 505,443
 Change in unrealized appreciation on investments                                                 (26,550)
                                                                                               ----------
 Increase in net assets resulting from operations                                                 532,430
                                                                                               ----------
Distributions to Shareholders
 From net investment income                                                                       (93,188)
 From net realized gain on investments                                                           (440,937)
                                                                                               ----------
 Total distributions to shareholders                                                             (534,125)
                                                                                               ----------
Capital Share Transactions (Note 5)
 Proceeds from sale of shares                                                                           -
 Reinvested distributions                                                                         534,125
 Shares redeemed                                                                                 (380,000)
                                                                                               ----------
 Change in net assets resulting from capital share transactions                                   154,125
                                                                                               ----------
 Increase in net assets                                                                           152,430
Net Assets
 Beginning of period                                                                            4,101,875
                                                                                               ----------
 End of period (including accumulated undistributed net investment income of $48,366)          $4,254,305
                                                                                               ==========



See notes to financial statements.


Financial Highlights



                                                               Six Months
                                                             Ended 3/31/98
                                                              (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period                          $  17.61
                                                              --------
 Income from investment operations
 Net investment income                                            0.32
 Net realized and unrealized gain (loss) on investments           1.88
                                                              --------
 Total from investment operations                                 2.20
                                                              --------
Less distributions
 From net investment income                                      (0.41)
 From net realized capital gain                                  (1.94)
                                                              ----------
 Total distributions                                             (2.35)
                                                              ----------
Net asset value, end of period                                $  17.46
                                                              ==========
Total Return                                                     13.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $4,254
Ratio of expenses to average net assets                       0.50%(a)
Ratio of expenses to average net assets excluding waiver      2.08%(a)
Ratio of net investment income to average net assets          2.64%(a)
Portfolio turnover rate                                         41%
Average commission rate on portfolio transactions           $ 0.0684


(a) Annualized.



See notes to financial statements.

Mentor Funds
Balanced Portfolio
March 31, 1998 (Unaudited)


Notes to Financial Statements


Note 1: Organization

The Mentor Funds is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Mentor Funds consists of eleven separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at March 31, 1998 as follows:


      Mentor Growth Portfolio ("Growth Portfolio")
      Mentor Perpetual Global Portfolio ("Global Portfolio")
      Mentor Capital Growth Portfolio ("Capital Growth Portfolio")
      Mentor Strategy Portfolio ("Strategy Portfolio")
      Mentor Income and Growth Portfolio ("Income and Growth Portfolio")
      Mentor Municipal Income Portfolio ("Municipal Income Portfolio")
      Mentor Quality Income Portfolio ("Quality Income Portfolio")
      Mentor Short-Duration Income Portfolio ("Short-Duration Income
      Portfolio")
      Mentor Balanced Portfolio ("Balanced Portfolio")
      Mentor Institutional U.S. Government Money Market Portfolio ("Government Portfolio")
      Mentor Institutional Money Market Portfolio  ("Money Market Portfolio")


The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.


The financial statements included in this report are for the Balanced Portfolio only (hereinafter referred to as the "Portfolio"). The Balanced Portfolio invests in common stocks and fixed income securities.

Shares of the Portfolio are sold without an initial sales charge, although a contingent deferred sales charge may be imposed if shares are redeemed within 5 years of purchase. Shares of the Portfolio are not currently being offered to the public.



Note 2: Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.


(a) Valuation of Securities - Listed securities held by the Portfolio and traded on national stock exchanges and over-the-counter securities quoted on the NASDAQ National Market System are valued at the last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by the Board of Trustees of the Portfolio as the primary market. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures Notes to Financial Statements (continued) established by and under the general supervision of the Board of Trustees.


U.S. Government obligations held by the Portfolio are valued at the mean between the over-the-counter bid

Mentor Funds
Balanced Portfolio
March 31, 1998 (Unaudited)

 and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income securities, mortgage backed securities, mortgage related, asset-backed and other related securities are valued at the prices provided by an independent pricing service. Security valuations not available from an independent pricing service are provided by dealers approved by the Portfolio's Board of Trustees. In determining value, the dealers use information with respect to transactions in such securities, market transactions in comparable securities, various relationships between securities, and yield to maturity.


(b) Repurchase Agreements - It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by Mentor Funds to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Portfolio's advisor to be creditworthy pursuant to guidelines established by the Portfolio's Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Portfolio could receive less than the repurchase price on the sale of collateral securities.


(c) Portfolio Securities Loaned - The Portfolio is authorized by the Board of Trustees to participate in securities lending transactions.

The Portfolio may receive fees for participating in lending securities transactions. During the period that a security is out on loan, Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in an amount at least equal to, at all times, the fair value of the securities loaned plus interest. When cash is received as collateral, the Portfolio records an asset and obligation for the market value of that collateral. Cash received as collateral may be reinvested, in which case that security is recorded as an asset of the Portfolio. Variations in the market value of the securities loaned occurring during the term of the loan are reflected in the value of the Portfolio.


At March 31, 1998, the Portfolio had loaned securities to brokers which were collateralized by cash. Income from securities lending activities amounted to $104 for the six months ended March 31, 1998. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At March 31, 1998, the market value of the securities on loan and the related cash collateral were $919,058, and $932,129, respectively.


(d) Security Transactions and Investment Income - Security transactions for the Portfolio are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Interest income includes interest and discount earned (net of premium) on short term obligations, and interest earned on all other debt securities including original issue discounts as required by the Internal Revenue Code. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.


(e) Federal Income Taxes - No provision for federal income taxes has been made since it is the Portfolio's policy to comply with the provisions applicable to

Mentor Funds
Balanced Portfolio
March 31, 1998 (Unaudited)

regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains, if any.


(f) Distributions to Shareholders - Distributions from net investment income and net realized capital gains, after offsetting capital loss carryovers are distributed annually for the Portfolio.



Note 3: Investment Advisory and Management and Administration Agreements

Mentor Investment Advisors, LLC ("Mentor Advisors"), the Portfolio's investment adviser, receives for its services an annual investment advisory fee of 0.75% as a percentage of the average daily net assets of the Portfolio. In order to limit the Portfolio's expenses Mentor Advisors and its affiliates have waived fees payable to them, and as necessary borne expenses of the Portfolio, to the extent the Portfolio's expenses (exclusive of brokerage, interest, taxes, deferred organization expenses, and payments under the Portfolio's Distribution
Plan) exceed an annual rate of 0.50% of the Portfolio's average net assets. For the six months ended March 31, 1998, Mentor Advisors earned management fees of $15,306 and voluntarily waived $10,086 of such fees.


Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a partially owned subsidiary of Wheat First Union. EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.


Administrative personnel and services are provided by Mentor to the Portfolio, under an Administration Agreement, at an annual rate of 0.10% of the average daily net assets of the Portfolio. In order to limit the Portfolio's expenses, Mentor agreed to waive its fees for the six months ended March 31, 1998.



Note 4: Distribution Agreement and Other Transactions with Affiliates Under a Distribution Agreement Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., was appointed Distributor for the Portfolio. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to its Class B shares, under which the Portfolio pays a distribution fee under the Plan, which is accrued daily and paid monthly at the annual rate of 0.75% of the Portfolio's average daily net assets.


Mentor Funds has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to each Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Distributor to provide administrative support services at an annual rate of 0.25% of the Portfolio's average daily net assets. The total charges to be borne by the Portfolio, under the Distribution and Shareholder Service Agreements is expected to remain at an annual rate of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1998 distribution and shareholder services fees were as follows:


                                                                              Shareholder
                                          Distribution Fee    Shareholder    Servicing Fee
                       Distribution Fee        Waived        Servicing Fee      Waived
                      ------------------ ------------------ --------------- --------------
 Balanced Portfolio        $15,306            $(15,306)          $5,102          $(5,102)

Mentor Funds
Balanced Portfolio
March 31, 1998 (Unaudited)

Note 5: Capital Share Transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Portfolio shares were as follows:




                                                                 Six Months
                                                                   Ended
                                                                  3/31/98
                                                           Shares       Dollars
                                                           ------       -------
  Shares sold                                                     -    $        -
  Shares issued upon reinvestment of distributions           33,848       534,125
  Shares redeemed                                           (23,064)     (380,000)
                                                            -------    ----------
  Change in net assets from capital share transactions       10,784    $  154,125
                                                            =======    ==========

Year 2000

The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of computer software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.



Additional Information

Shareholders of the Portfolio considered and acted upon the proposals listed below at a special meeting of shareholders held Monday December 22, 1997. In addition, below each proposals are the results of that vote.


 1.   To elect the following Trustees:
                                        Affirmative   Withheld
            Daniel J. Ludeman             230,078         -
            Troy A. Peery, Jr.            230,078         -
            Arnold H. Dreyfuss            230,078         -
            Thomas F. Keller              230,078         -
            Peter J. Quinn, Jr.           230,078         -
            Louis W. Moelchert, Jr.       230,078         -
            Arch T. Allen, III            230,078         -
            Weston E. Edwards             230,078         -
            Jerry R. Barrentine           230,078         -
            J. Garnett Nelson             230,078         -

Mentor Funds
Balanced Portfolio
March 31, 1998 (Unaudited)

2. To approve a new management contract between the Portfolio and Mentor Investment Advisors, LLC to take effect upon the merger of Wheat First Butcher Singer, Inc., with First Union Corporation:


  Affirmative   230,078
  Against          -
  Abstain          -

3. To approve a new management contract between the Portfolio and Mentor Investment Advisors, LLC in contemplation of the potential acquisition of an additional interest in Mentor Investment Group, LLC by EVEREN Securities Holdings, Inc.:


  Affirmative   230,078
  Against          -
  Abstain          -

Mentor Balanced Portfolio
Pro Forma Combining Portfolio of Investments
March 31, 1998 (Unaudited)

                                                  Mentor Strategy Portfolio     Mentor Balanced Portfolio     Pro Forma Combined
                                                  -------------------------     -------------------------    --------------------
                                                  Shares       Market Value     Shares      Market Value     Shares   Market Value
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks                 54.63%
----------------------------------------------------------------------------------------------------------------------------------

Basic Materials                          1.12%
    Bemis Company                                                               1,800       $ 81,225         1,800      $ 81,225

    Emerson Electric Company                                                    1,250         81,484         1,250        81,484

    Morton International, Inc.                                                  2,400         78,750         2,400        78,750

    Sonoco Products Company                                                     2,200         88,138         2,200        88,138

    Southdown, Inc.                               34,250     $  2,386,796                                   34,250     2,386,796

    United Stationers, Inc.                        8,500          525,406                                    8,500       525,406

----------------------------------------------------------------------------------------------------------------------------------
                                                                2,912,202                    329,597                   3,241,799
----------------------------------------------------------------------------------------------------------------------------------

Capital Goods & Construction             2.28%
    AlliedSignal, Inc.                                                          2,050         86,100         2,050        86,100

    Applied Power, Inc. - Class A                 12,600         485,100                                    12,600       485,100

    Centex Corporation                            27,800       1,059,875                                    27,800     1,059,875

    Clayton Homes                                 41,300         836,325                                    41,300       836,325

    Illinois Tool Works                                                         1,400         90,650         1,400        90,650

    Kuhlman Corporation                           35,400       1,723,537                                    35,400     1,723,537

    Oakwood Homes                                 21,200         776,450                                    21,200       776,450

    Paccar, Inc.                                  24,100       1,435,456                                    24,100     1,435,456

    W.W. Grainger, Inc.                                                           875         89,961           875        89,961
---------------------------------------------------------------------------------------------------------------------------------
                                                               6,316,743                     266,711                   6,583,454
---------------------------------------------------------------------------------------------------------------------------------

Commercial Services                      1.32%
    Comdisco, Inc.                                40,500       1,766,813                                    40,500     1,766,813

    Omnicom Group, Inc.                           43,800       2,061,338                                    43,800     2,061,338

---------------------------------------------------------------------------------------------------------------------------------

                                                               3,828,151                                               3,828,151
---------------------------------------------------------------------------------------------------------------------------------
Common Stocks (continued)
---------------------------------------------------------------------------------------------------------------------------------

Consumer Cyclical                        7.23%
    Automatic Data Processing                                                   1,275      $  86,780         1,275   $    86,780

    Best Buy Company, Inc. *                       9,800   $   652,925                                       9,800       652,925

    Bowne & Company                               31,100     1,286,762                                      31,100     1,286,762

    Chrysler Corporation                          19,200       798,000                                      19,200       798,000

    Federated Department Stores *                                               1,500         77,719         1,500        77,719

    Ford Motor Company                            13,600       881,450                                      13,600       881,450

    General Motors Corporation                    11,000       741,813                                      11,000       741,813

    Interpublic Group Companies, Inc.                                           1,380         85,733         1,380        85,733

    Jacor Communications, Inc. *                  37,300     2,200,700                                      37,300     2,200,700

    McGraw-Hill Companies                          9,100       692,169                                       9,100       692,169

    Newell Company                                                              1,800         87,188         1,800        87,188

    Royal Caribbean Cruises, Limited              26,400     1,849,650                                      26,400     1,849,650

    Sinclair Broadcast Group *                    47,800     2,754,475                                      47,800     2,754,475

    Time Warner                                   25,800     1,857,600                                      25,800     1,857,600

    Tribune Company                               35,300     2,488,650                                      35,300     2,488,650

    Walt Disney Company                           13,000     1,387,750                                      13,000     1,387,750

    Young Broadcasting*                           59,900     2,995,000                                      59,900     2,995,000

---------------------------------------------------------------------------------------------------------------------------------
                                                            20,586,944                       337,420                  20,924,364
---------------------------------------------------------------------------------------------------------------------------------

Consumer Staples                         1.43%
    Express Scripts - Class A *                   38,000     3,221,687                                      38,000     3,221,687

    McDonald's Corporation                                                      1,650         99,000         1,650        99,000

    Sherwin-Williams Company                                                    2,620         93,010         2,620        93,010

    Sysco Corporation                             24,400       625,250          3,400         87,125        27,800       712,375

---------------------------------------------------------------------------------------------------------------------------------
                                                             3,846,937                       279,135                   4,126,072
---------------------------------------------------------------------------------------------------------------------------------
Common Stocks (continued)
---------------------------------------------------------------------------------------------------------------------------------

Energy                                   0.96%
    TransCanada Pipelines, Limited                36,400     $ 859,950                                      36,400   $   859,950

    Westcoast Energy                              34,800       852,600                                      34,800       852,600

    Williams Companies                            33,500     1,072,000                                      33,500     1,072,000

---------------------------------------------------------------------------------------------------------------------------------

                                                             2,784,550                                                 2,784,550
---------------------------------------------------------------------------------------------------------------------------------

Financial                                9.98%
    American Express Company                                                       935    $   85,845           935        85,845

    Associated Banc-Corporation                   32,000     1,726,000                                      32,000     1,726,000

    Banc One Corporation                                                         1,451        91,771         1,451        91,771

    Charter One Financial, Inc.                   46,606     3,105,125                                      46,606     3,105,125

    Dime Bancorp, Inc.                            61,700     1,854,856                                      61,700     1,854,856

    Federal National Mortgage Association                                        1,340        84,755         1,340        84,755

    First Republic Bancorp, Inc.                  46,300     1,666,800                                      46,300     1,666,800

    General Re Corporation                                                        400         88,250           400        88,250

    Marsh & McLennan Companies, Inc.               9,800       855,663                                       9,800        855,663

    NationsBank Corporation                                                     1,090         79,502         1,090         79,502

    North Fork Bancorp                            74,500      2,877,563                                     74,500      2,877,563

    Northern Trust Corporation                    35,200      2,631,200                                     35,200      2,631,200

    Norwest Corporation                                                         2,000         83,125         2,000         83,125

    Old Republic International Corporation        61,700      2,734,081                                     61,700      2,734,081

    Onbancorp, Inc.                               23,400      1,620,450                                     23,400      1,620,450

    Price (T. Rowe) & Associates, Inc.            35,000      2,463,125                                     35,000      2,463,125

    Synovus Financial Corporation                 38,200      1,418,175                                     38,200      1,418,175

    Travelers Group, Inc.                         45,300      2,718,000                                     45,300      2,718,000

    U.S. Bancorp                                  20,900      2,607,275                                     20,900      2,607,275

Common Stocks (continued)
----------------------------------------------------------------------------------------------------------------------------------

Financial (continued)
    UNUM Corporation                                                            1,200    $   66,225         1,200     $    66,225
----------------------------------------------------------------------------------------------------------------------------------
                                                           $ 28,278,313                     579,473                    28,857,786
----------------------------------------------------------------------------------------------------------------------------------

Health                                   3.76%
    Health Management Association - Class A *     55,350      1,584,394                                    55,350       1,584,394

    Johnson & Johnson                                                           1,200       87,975          1,200          87,975

    McKesson Corporation                          58,400      3,372,600                                    58,400       3,372,600

    Paragon Health Network                        54,333      1,079,868                                    54,333       1,079,868

    Schering-Plough                                                             1,080       88,223          1,080          88,223

    Sunrise Assisted Living *                     40,800      1,825,800                                    40,800       1,825,800

    Watson Pharmacueticals *                      79,100      2,847,600                                    79,100       2,847,600

----------------------------------------------------------------------------------------------------------------------------------
                                                             10,710,262                    176,198                     10,886,460
----------------------------------------------------------------------------------------------------------------------------------

Retail                                   7.72%
    American Eagle Outfitters *                   65,100      2,864,400                                    65,100       2,864,400

    Costco Companies, Inc. *                      91,000      4,857,125                                    91,000       4,857,125

    Family Dollar Stores, Inc.                    85,750      3,258,500                                    85,750       3,258,500

    Federated Department Stores *                 71,700      3,714,956                                    71,700       3,714,956

    G & K Services - Class A                       6,800        298,350                                     6,800         298,350

    Gap, Inc.                                     27,825      1,252,125                                    27,825       1,252,125

    Linens 'n Things, Inc. *                      25,300      1,389,919                                    25,300       1,389,919

    Safeway, Inc. *                               61,600      2,275,350                                    61,600       2,275,350

    TJX Companies, Inc.                           53,200      2,407,300                                    53,200       2,407,300

----------------------------------------------------------------------------------------------------------------------------------
                                                             22,318,025                                                22,318,025
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks (continued)
----------------------------------------------------------------------------------------------------------------------------------

Technology                               11.62%
    AFC Cable System, Inc. *                      54,500  $  2,118,688                                     54,500    $  2,118,688

    Affiliated Computer Services - Class A *      35,300     1,171,519                                     35,300       1,171,519

    Airtouch Communications *                    122,500     5,994,844                                    122,500       5,994,844

    Applied Graphics Technology *                 41,800     2,011,656                                     41,800       2,011,656

    AT&T Corporation                              22,800     1,496,250                                     22,800       1,496,250

    BCE, Inc.                                     35,600     1,486,300                                     35,600       1,486,300

    CACI International *                          54,500     1,199,000                                     54,500       1,199,000

    Chancellor Media Corporation - Class A *                                    1,750    $  80,281          1,750          80,281

    Computer Sciences Corporation                                               1,560       85,800          1,560          85,800

    Computer Task Group                           14,400       593,100                                     14,400         593,100

    Dell Computer Corporation *                   37,000     2,504,437                                     37,000       2,504,437

    EMC Corporation *                             28,400     1,073,875                                     28,400       1,073,875

    ICG Communications *                          38,000     1,415,500                                     38,000       1,415,500

    Intelligroup, Inc. *                          70,200     1,136,362                                     70,200       1,136,362

    Kellstrom Industries, Inc. *                 128,900     3,246,669                                    128,900       3,246,669

    Mobile Telecom Technical Corporation *        63,000     1,409,625                                     63,000       1,409,625

    OfficeMax *                                   30,800       550,550                                     30,800         550,550

    Sprint Corporation                            23,900     1,617,731                                     23,900       1,617,731

    Sun Microsystems, Inc. *                                                    1,750       73,008          1,750          73,008

    Telefonica de Espana~                         11,900     1,573,775                                     11,900       1,573,775

    Torchmark                                     58,600     2,684,613                                     58,600       2,684,613

    WorldCom, Inc. *                                                            2,000       86,125          2,000          86,125

----------------------------------------------------------------------------------------------------------------------------------
                                                            33,284,494                     325,214                     33,609,708
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks (continued)
----------------------------------------------------------------------------------------------------------------------------------

Transportation                           2.68%
    Airborne Freight Corporation                  57,000   $ 2,144,625                                    57,000   $    2,144,625

    Alaska Airgroup                               30,800     1,668,975                                    30,800        1,668,975

    American Classic Voyages Company              30,900       710,700                                    30,900          710,700

    AMR Corporation                                9,300     1,331,644                                     9,300        1,331,644

    Continental Airlines - Class B *              30,900     1,817,306                                    30,900        1,817,306

    Werner Enterprises, Inc.                                                    3,250    $  82,875         3,250           82,875

----------------------------------------------------------------------------------------------------------------------------------
                                                             7,673,250                      82,875                      7,756,125
----------------------------------------------------------------------------------------------------------------------------------

Utilities                                2.48%
    Conectiv, Inc. - Class A                       2,412        81,707                                     2,412           81,707

    Duke Energy Corporation                        7,300       434,806                                     7,300          434,806

    FPL Group, Inc.                                7,100       456,175                                     7,100          456,175

    GTE Corporation                               23,700     1,419,038                                    23,700        1,419,038

    Illinova Corporation                          13,800       416,587                                    13,800          416,587

    IPALCO Enterprises, Inc.                       9,800       441,613                                     9,800          441,613

    New York State Electric & Gas                 11,500       458,562                                    11,500          458,562

    NIPSCO Industries                             16,000       448,000                                    16,000          448,000

    U.S. West Communications Group                24,600     1,346,850                                    24,600        1,346,850

    U.S. West Media Group *                       47,800     1,661,050                                    47,800        1,661,050

----------------------------------------------------------------------------------------------------------------------------------
                                                             7,164,388                                                  7,164,388
----------------------------------------------------------------------------------------------------------------------------------

Miscellaneous                            2.06%
    Carlisle Companies, Inc.                      33,400     1,640,775                                    33,400        1,640,775

    Delia'S, Inc. *                               45,800     1,099,200                                    45,800        1,099,200

    Lennar Corporation                            39,962     1,376,191                                    39,962        1,376,191

Common Stocks (continued)
----------------------------------------------------------------------------------------------------------------------------------

Miscellaneous (continued)
    Rent Way, Inc. *                              49,100   $ 1,166,125                                    49,100      $ 1,166,125

    Tyco International Limited                    12,000       655,500                                    12,000          655,500

----------------------------------------------------------------------------------------------------------------------------------
                                                             5,937,791                                                  5,937,791
----------------------------------------------------------------------------------------------------------------------------------

Total Common Stocks (cost $114,185,755)                    155,642,050                  2,376,623                     158,018,673
----------------------------------------------------------------------------------------------------------------------------------

U.S. Government Securities and           33.04%
Agencies
    Federal National Mortgage
         Association, 6.64%, 07/02/07                                       $ 130,000     136,636       $ 130,000         136,636

    Federal Home Loan Bank,
         5.59%, 1/13/03                                                       105,000     104,310         105,000         104,310

    Government National Mortgage Association,
         6.50% - 7.38%, 5/15/09 -11/20/22                                     291,968     297,842         291,968         297,842

    U.S. Treasury Notes, 5.50% -6.75%,
         4/30/00 - 2/15/26                $   12,000,000    11,912,160        105,000     106,964      12,105,000       12,019,124

    U.S. Treasury Bonds, 6.50% -7.50%,
         2/15/23 - 11/15/26                   77,523,000    82,736,422        220,000     255,998      77,743,000       82,992,420

-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government
    Securities and Agencies (cost $87,953,661)              94,648,582                    901,750                       95,550,332
-----------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds                           0.15%
    CS First Boston, 7.18%, 2/25/18, CMO                                       25,000      25,251          25,000           25,251
    Ford Motor Credit, 7.20%, 6/15/07                                          45,000      47,713          45,000           47,713

    Key Auto Finance Trust Series 1997-2
        Class A3, 6.10%, 11/15/00                                              50,000      50,093          50,000           50,093

Corporate Bonds (continued)
    Merrill Lynch, 6.64%, 9/19/02                                            $ 45,000  $   45,975      $   45,000        $  45,975

    NationsBank Corporation, 7.50%, 9/15/06                                    35,000      37,562          35,000           37,562

    Norwest Corporation, 6.80%,5/15/02                                         60,000      61,541          60,000           61,541

    PNC Student Loan Trust, 6.73%,1/25/07                                      75,000      76,904          75,000           76,904

    Travelers Group, 8.63%, 2/01/07                                            40,000      45,951          40,000           45,951

    Union Acceptance Corporation, 6.48%,5/10/04                                45,000      45,352          45,000           45,352

-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $425,855)                                                     436,342                          436,342
-----------------------------------------------------------------------------------------------------------------------------------

Total Fixed Income Securities (cost $88,379,516)          $ 94,648,582                  1,338,092                        95,986,674
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investment                    11.10%
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement
    Goldman Sachs & Company
    Dated 03/31/98, 6.05%, due
    04/01/98,
    collateralized by $32,440,607
    Federal
    Home Loan Mortgage Corporation,
    7.00%, 11/01/27, market value
    $32,765,700, (cost $32,108,296)   $  31,581,849       31,581,849        526,447     526,447      32,108,296       32,108,296
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost                98.93%
$234,673,567)                                            281,872,481                  4,241,162                      286,113,643
------------------------------------------------------------------------------------------------------------------------------------

Other Assets less Liabilities           1.07%              3,251,380                     13,143                        3,096,235(a)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets                            100.00%         $  285,123,861               $  4,254,305                      289,209,878
------------------------------------------------------------------------------------------------------------------------------------

* Non-income producing.
~ American Depository Receipts.
CMO- Collateralized Mortgage
Obligations
(a) Reflects a pro forma adjustment of
$168,288.

Investment Transactions
Cost of purchases and proceeds from sales of securities, other than short-term securities, for Mentor Strategy Portfolio, Mentor Balanced Portfolio and the Pro Forma Combined were as follows:

                                     Purchases         Sales
------------------------------------------------------------------
Mentor Strategy Portfolio         $  88,381,538   $   144,726,891

Mentor Balanced Portfolio             1,573,639         2,277,180

Pro Forma Combined                   89,955,177       147,004,071
------------------------------------------------------------------

Income Tax Information
At March 31, 1998, the aggregated cost of investment securities for federal income tax purposes were $231,192,822, $3,480,745 and $234,673,567 for Mentor
Strategy Portfolio, Mentor Balanced Portfolio and Pro Forma Combined, respectively. Gross unrealized appreciation and depreciation of investments at March 31, 1998, based on such costs were as follows:

                                      Gross           Gross           Net
                                   Unrealized      Unrealized      Unrealized
                                  Appreciation    Depreciation    Appreciation
--------------------------------------------------------------------------------
Mentor Strategy Portfolio      $   50,806,778   $  (127,119)    $  50,679,659

Mentor Balanced Portfolio             766,587        (6,170)          760,417

Pro Forma Combined                 51,573,365      (133,289)       51,440,076

--------------------------------------------------------------------------------

Mentor Balanced Portfolio
Pro Forma Combining
Statements of Assets and Liabilities
March 31, 1998 (Unaudited)

                                                    Mentor            Mentor
                                                   Strategy          Balanced            Pro Forma              Pro Forma
                                                   Portfolio         Portfolio          Adjustments             Combined

Assets
     Investments, at market value
          Investment securities                  $ 250,290,632      $ 3,714,715                 $ -           $ 254,005,347
          Repurchase agreements                     31,581,849          526,447                   -              32,108,296
                                                 -------------      -----------        ------------           -------------
               Total investments (pro forma
                 combined cost $234,673,567)       281,872,481        4,241,162                   -             286,113,643
     Collateral for securities loaned               68,067,637          932,129                   -              68,999,766
     Receivables
          Investments sold                           1,797,664                -                   -               1,797,664
          Fund shares sold                             272,519                -                   -                 272,519
          Dividends and interest                     2,126,104           17,261                   -               2,143,365
     Deferred expenses                                  15,138                -             (15,138)(a)                   -
                                                 --------------     ------------       -------------          --------------
          Total assets                             354,151,543        5,190,552             (15,138)            359,326,957
                                                 --------------     ------------       -------------          --------------

Liabilities
     Payables
          Securities loaned                         68,067,637          932,129                   -              68,999,766
          Fund shares redeemed                         811,048                -                   -                 811,048
     Accrued expenses and other liabilities            148,997            4,118             153,150 (b)             306,265
                                                 --------------     ------------       -------------          --------------
          Total liabilities                         69,027,682          936,247             153,150              70,117,079
                                                 --------------     ------------       -------------          --------------
Net Assets                                       $ 285,123,861      $ 4,254,305          $ (168,288)          $ 289,209,878

Net Assets represented by:
     Additional paid-in capital                  $ 238,532,347      $ 2,793,838                   -             241,326,185
     Accumulated net investment income               1,104,109           48,366            (168,288)                984,187
     Accumulated net realized gain (loss) on
          investment transactions                   (5,192,254)         651,684                   -              (4,540,570)
     Net unrealized appreciation of investments     50,679,659          760,417                   -              51,440,076
                                                 --------------     ------------       -------------          --------------
Net Assets                                       $ 285,123,861      $ 4,254,305          $ (168,288)          $ 289,209,878
                                                 ==============     ============       =============          ==============

Net Asset Value per Share
     Class A Shares                                    $ 16.05                                                      $ 17.46
     Class B Shares                                    $ 15.65          $ 17.46                                     $ 17.46
     Class Y Shares                                    $ 16.05                                                      $ 17.46
Offering Price per Share
     Class A Shares                                    $ 17.03*                                                     $ 18.53
     Class B Shares                                    $ 15.65                                                      $ 17.46
     Class Y Shares                                    $ 16.05                                                      $ 17.46
Shares Outstanding
     Class A Shares                                   2,157,686                -           (175,651)(c)           1,982,035
     Class B Shares                                  16,006,748          243,683         (1,911,106)(c)(d)       14,338,525
     Class Y Shares                                          67                -            243,513 (c)(d)          243,580
                                                 --------------     ------------                              -------------
          Total Shares Outstanding                   18,164,501          243,683                                 16,564,140
                                                 ==============     ============                              =============

*  Computation of offering price: 100/94.25 of net asset value.
(a) Adjustment to write-off organizational cost associated with the Strategy Portfolio.
(b) Represents expenses accrued in connection with the combination.
(c) Reflects the adjustment for the conversion of shares from the Strategy Portfolio to the Balanced Portfolio.
(d) Reflects the reclassification made in connection with recharacterization of approximately 243,519 shares from Class B to Class Y.


See notes to proforma combining financial statements.

Mentor Balanced Portfolio
Pro Forma Combining
Statements of Operations
March 31, 1998 (Unaudited)*


                                                                 Mentor                 Mentor
                                                          Strategy Portfolio        Balanced Portfolio


Investment income
     Dividends                                                    $ 1,264,885               $ 32,160
     Interest net of premium                                       10,016,516                 95,121
                                                          --------------------     ------------------
          Total investment income                                  11,281,401                127,281
                                                          --------------------     ------------------

Expenses
     Management fee                                                 2,741,587                 30,082
     Distribution fee                                               2,131,388                 30,082
     Shareholder service fee                                          806,348                 10,028
     Transfer agent fee                                               449,548                      -
     Administration fee                                               322,540                  5,904
     Shareholder reports and postage expenses                          84,956                    206
     Custodian and accounting fees                                     81,178                  8,767
     Registration expenses                                             63,879                    703
     Organizational expenses                                           20,151                      -
     Legal and audit fees                                              19,931                    200
     Directors' fees and expenses                                       8,488                     93
     Miscellaneous                                                     51,797                    635
                                                          --------------------     ------------------
          Total expenses                                            6,781,791                 86,700
Deduct
     Waiver of distribution fee                                             -                 25,847
     Waiver of management fee                                               -                 24,862
     Waiver of shareholder servicing fee                                    -                 10,028
     Waiver of administration fee                                           -                  5,904
                                                          --------------------     ------------------
Net expenses                                                        6,781,791                 20,059
                                                          --------------------     ------------------

Net investment income                                               4,499,610                107,222
Realized and unrealized gain (loss) on investments
     Net realized gain (loss) on investments                        9,041,143                679,340
     Change in unrealized appreciation on investments              53,900,145                401,624
                                                          --------------------     ------------------
     Net gain on investments                                       62,941,288              1,080,964
                                                          --------------------     ------------------

Net increase in net assets resulting from operations             $ 67,440,898            $ 1,188,186
                                                          ====================     ==================




                                                              Pro Forma           Pro Forma
                                                             Adjustments          Combined


Investment income
     Dividends                                                         $ -         $ 1,297,045
     Interest net of premium                                             -          10,111,637
                                                            ---------------    ----------------
          Total investment income                                      $ -          11,408,682
                                                            ---------------    ----------------

Expenses
     Management fee                                             $ (321,889)(e)       2,449,780
     Distribution fee                                              (30,082)(f)       2,131,388
     Shareholder service fee                                           217 (g)         816,593
     Transfer agent fee                                              4,212 (g)         453,760
     Administration fee                                             (1,807)(e)         326,637
     Shareholder reports and postage expenses                       75,150 (h)         160,312
     Custodian and accounting fees                                       -              89,945
     Registration expenses                                          20,000 (h)          84,582
     Organizational expenses                                        (5,013)(f)          15,138
     Legal and audit fees                                           58,000 (h)          78,131
     Directors' fees and expenses                                        -               8,581
     Miscellaneous                                                       -              52,432
                                                            ---------------    ----------------
          Total expenses                                          (171,130)          6,667,279
Deduct
     Waiver of distribution fee                                    (25,847)(e)               -
     Waiver of management fee                                      (24,862)(e)               -
     Waiver of shareholder servicing fee                           (10,028)(e)               -
     Waiver of administration fee                                   (5,904)(e)               -
                                                            ---------------    ----------------
Net expenses                                                      (134,571)          6,667,279
                                                            ---------------    ----------------

Net investment income                                              134,571           4,741,403
Realized and unrealized gain (loss) on investments
     Net realized gain (loss) on investments                             -           9,720,483
     Change in unrealized appreciation on investments                    -          54,301,769
                                                            ---------------    ----------------
     Net gain on investments                                             -          64,022,252
                                                            ---------------    ----------------

Net increase in net assets resulting from operations             $ 134,571        $ 68,763,655
                                                            ===============    ================


(e) Reflects a decrease based on surviving portfolio's fee schedule and pro forma combined assets.
(f)  Reflects expected cost savings when the portfolios are combined.
(g) Reflects an increase based on surviving portfolio's combined assets or number of shareholder accounts..
(h) Reflects expected costs related to the share registration and proxy information.
* For the period from April 1, 1997 through March 31, 1998.

See notes to proforma combining financial statements.

Mentor Balanced Portfolio
Notes to Pro Forma Combining Financial Statements
March 31, 1998 (Unaudited)


1. Basis of Combination - The Pro Forma Statement of Assets and Liabilities and the related Pro Forma Statement of Operations ("Pro Forma Statements") reflect the portfolios of Mentor Strategy Portfolio ("Strategy Portfolio") and Mentor Balanced Portfolio ("Balanced Portfolio") as of and for the twelve-month period ending March 31, 1998.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Strategy Portfolio in exchange for shares of Balanced Portfolio. The Pro Forma Statements reflect the expense of each Portfolio in carrying out its obligations under the Agreement and Plan of Reorganization (the "Reorganization") as though the merger occurred at the beginning of the period presented.

Under the Reorganization, Balanced Portfolio will acquire substantially all of the assets and assume certain identified liabilities of Strategy Portfolio. Thereafter, there will be a distribution of such shares of Balanced Portfolio to shareholders of Strategy Portfolio in liquidation and subsequent termination thereof. The information contained herein is based on the experience of each Portfolio for the period ended March 31, 1998 and is designed to permit the shareholders of the combined portfolio to evaluate the financial effect of the proposed Reorganization. The expenses of Balanced Portfolio and Strategy Portfolio in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by each portfolio relative to their respective net asset values.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assumes the issuance of additional shares of Balanced Portfolio which would have been issued at March 31, 1998 in connection with the proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on total net assets of Strategy Portfolio as of March 31, 1998 of $285,123,861 (Class A $34,626,465, Class B $250,496,326 and Class Y $1,070) and the net asset value per share of Balanced Portfolio of $17.46. Additional shares issued were converted and distributed to the aforementioned Portfolio according to its relative share value conversion ratio.

Under the Reorganization, the combined portfolio issues three classes of shares. Class A shares are sold subject to a maximum sales charge of 5.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which decreases depending on when shares were purchased and how long they have been held. Class Y shares are sold to institutions and high net-worth individual investors and are not subject to any sales or contingent deferred sales charges.

3. The Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Portfolio. Accordingly, the combined gross investment income is equal to the sum of each Portfolio's gross investment income. Pro Forma operating expenses include the actual expenses of each Portfolio and the combined Portfolio, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory, administration and distribution fees have been charged to the combined portfolio based on the fee schedule in effect for Balanced Portfolio at the combined level of average net assets for the period ended March 31, 1998.